                                                                   NO LOAD CLASS





                 May 1, 2001 PROSPECTUS www.kineticsfunds.com



                            [LOGO] The INTERNET Fund

                     [LOGO] The Internet INFRASTRUCTURE Fund

                    [LOGO] The Internet EMERGING GROWTH Fund

                     [LOGO] The Internet GLOBAL GROWTH Fund

                          [LOGO] The NEW PARADIGM Fund

                             [LOGO] The MEDICAL Fund

                             [LOGO] The ENERGY Fund

                     [LOGO] The SMALL CAP OPPORTUNITIES Fund

                       [LOGO] The MIDDLE EAST GROWTH Fund

                         [LOGO] The ASIA TECHNOLOGY Fund


                  Each a series of Kinetics Mutual Funds, Inc.

                       [LOGO] Kinetics Mutual Funds, Inc.





















THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    TABLE OF CONTENTS

 2        Overview
     ---------------
 4        The Internet Fund
     -------------------------
 9        The Internet Infrastructure Fund
     ----------------------------------------
 14       The Internet Emerging Growth Fund
     --------------------------------------------
 19       The Internet Global Growth Fund
     -----------------------------------------
 25       The New Paradigm Fund
     --------------------------------
 30       The Medical Fund
     ------------------------
 35       The Energy Fund
     ------------------------
 38       The Small Cap Opportunities Fund
     ------------------------------------------
 42       The Middle East Growth Fund
     -------------------------------------
 47       The Asia Technology Fund
     ---------------------------------
 51       Main Risks of Investing in each of the Funds
     ------------------------------------------------------
 56       Management of the Funds and the Portfolios
     -----------------------------------------------------
 59       Valuation of Fund Shares
     --------------------------------
 60       How to Purchase Shares
     -------------------------------
 62       How to Redeem Shares
     -----------------------------
 63       Exchange Privilege
     -------------------------
 64       Distributions and Taxes
     -------------------------------
 65       Distribution of Shares
     -----------------------------
 66       Unique Characteristics of Master/Feeder Fund Structure
     -----------------------------------------------------------------
 67       Counsel and Independent Accountants
     ----------------------------------------------
 68       Financial Highlights
     ---------------------------

                                                                 [KINETICS LOGO]

 PROSPECTUS
THIS PROSPECTUS PROVIDES VITAL
 INFORMATION ABOUT EACH
 FUND. FOR YOUR OWN BENEFIT
 AND PROTECTION, PLEASE READ
 IT BEFORE YOU INVEST, AND
KEEP IT ON HAND FOR FUTURE REFERENCE.

 INVESTMENT ADVISER
 KINETICS ASSET MANAGEMENT, INC.

 MINIMUM INITIAL INVESTMENT
 $1,000

 MAY 1, 2001

-------------------------------------------------------

  This combined Prospectus discusses the No Load classes of each of the following series (each a "Fund" and collectively the "Funds" of Kinetics
  Mutual Funds, Inc. (the "Company")). Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Portfolio" and collectively the "Portfolios") of Kinetics
  Portfolios Trust (the "Trust"), a Delaware business trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio). Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see "Unique Characteristics of
  Master/Feeder Fund Structure."

   OVERVIEW
------------------------------------------------------------------------------

   ----------------------
   THE INTERNET FUND (the "Internet Fund") seeks to provide investors with long-term capital growth by investing in the Internet Portfolio. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and a broad range of Internet-related activities.

   ----------------------------------
   THE INTERNET INFRASTRUCTURE FUND (the "Infrastructure Fund") seeks to provide investors with long-term capital growth by investing in the Internet Infrastructure Portfolio (the "Infrastructure Portfolio"). The
   Infrastructure Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in developing and implementing hardware, software and communications technologies that support the growing infrastructure and activities of the Internet.

   --------------------------------------
   THE INTERNET EMERGING GROWTH FUND (the "Emerging Growth Fund") seeks to provide investors with long-term capital growth by investing in the Internet Emerging Growth Portfolio (the "Emerging Growth Portfolio"). The Emerging Growth Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign growth emerging companies engaged in business on the Internet and Internet-related activities.

   --------------------------------------
   THE INTERNET GLOBAL GROWTH FUND (the "Global Growth Fund") seeks to provide investors with long-term capital growth by investing in the Internet Global Growth Portfolio (the "Global Growth Portfolio"). The Global Growth Portfolio invests primarily in the equity securities of foreign and U.S. companies engaged in business on the Internet and Internet-related activities.

   ---------------------------
   THE NEW PARADIGM FUND (the "New Paradigm Fund") seeks to provide investors with long-term capital growth by investing in the New Paradigm Portfolio (the "New Paradigm Portfolio"). The New Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues as a result of the companies' increased involvement in, or growth of, the Internet.

   ---------------------
   THE MEDICAL FUND (the "Medical Fund") seeks to provide investors with long-term capital growth by investing all of its investable assets in The Medical Portfolio (the "Medical Portfolio"). The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development.

   ---------------------
   THE ENERGY FUND (the "Energy Fund") seeks to obtain its investment objective by investing all of its investable assets in The Energy Portfolio (the "Energy Portfolio"). The Energy Portfolio invests primarily in the equity securities of domestic and foreign companies engaged in the field of energy generation, exploration, distribution, equipment development and a range of alternative energy-related disciplines.

   -----------------------------------
   THE SMALL CAP OPPORTUNITIES FUND (the "Small Cap Fund") seeks to provide investors with long-term capital growth by investing all of its investable assets in The Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage, or companies with sound fundamentals that have experienced a short-term earnings shortfall.

   --------------------------------
   THE MIDDLE EAST GROWTH FUND (the "Middle East Fund") seeks to provide investors with long-term capital growth by investing all of its investable assets in The Middle East Growth Portfolio (the "Middle East Portfolio"). The Middle East Portfolio invests primarily in the equity securities of foreign companies domiciled in the Middle East region of the globe and U.S. companies engaged in significant business activities in the Middle East.

   -----------------------------
   THE ASIA TECHNOLOGY FUND (the "Asia Technology Fund") seeks to provide investors with long-term capital growth by investing all of its investable assets in The Asia Technology Portfolio (the "Asia Technology Portfolio"). The Asia Technology Portfolio invests primarily in the equity securities of companies located or operating primarily in Asia engaged in technology related business activities.

   The Statement of Additional Information contains more information about the Funds and the types of securities in which they may invest.

    WHO MAY WANT TO INVEST

 -------------------------------------------------------------------------------

   Each Fund may be appropriate for investors who:

   - wish to invest for the long term

   - want to diversify their portfolios

   - want to allocate some portion of their long-term investments to growth equity investing

   - are willing to accept the volatility associated with equity investing

    INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

 -------------------------------------------------------------------------------

   THE INTERNET FUND

 -------------------------------------------------------------------------------

   -------------------------
   Investment Objective

   The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective.

   ------------------------------------
   Principal Investment Strategies

   The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio. Under normal circumstances, the Internet Portfolio invests at least 65% of its total assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of U.S. and foreign companies that provide products or services designed for the Internet or are otherwise engaged in Internet-related activities. The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

   The investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

   Internet Portfolio securities will be selected by the investment adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the investment adviser's opinion, they meet the Internet Portfolio's investment criteria. Such companies include, but are not limited to, the following:

   - Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.

   - Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

   - Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

   - Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

   - Internet Service Providers: Companies that provide users with access to the Internet.

   - Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

   - Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

   - E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

   - Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

   The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

   ----------------------------
   Temporary Investments

   To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Internet Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

   - commercial paper

   - certificates of deposit, demand and time deposits and banker's acceptance

   - U.S. Government securities (i.e., U.S. Treasury obligations)

   - repurchase agreements

   To the extent that the Internet Portfolio engages in a temporary, defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.

   -------------------
   Fund Structure

   The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser including, the current investment adviser, to manage the Internet Fund's assets directly.

   ----------------------------------
   Principal Risks of Investment

   Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund and indirectly the Internet Portfolio are listed below and could adversely affect the net asset value, total return and the value of the Internet Fund, Internet Portfolio and your investment.

   - Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

   - Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio's investment objective.

   - Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

   - Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

   - Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

   - Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio's assets.

   - Foreign Securities Risks: The Internet Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

   - Non-Diversification Risks: As a non-diversified investment company, more of the Internet Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Internet Portfolio's shares and therefore, the Internet Fund's shares, more susceptible to certain risks than shares of a diversified mutual fund.

   - Option Transaction Risks: The Internet Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

    PERFORMANCE OF THE INTERNET FUND

 -------------------------------------------------------------------------------

   The bar chart and table shown below illustrate the variability of the Internet Fund's returns. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund's performance from year to year (on a calendar year basis). The table shows how the Internet Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Internet Fund's No Load class is not necessarily an indication of how the Internet Fund's No Load class or the Internet Portfolio will perform in the future.

   CALENDAR YEAR RETURNS AS OF 12/31
 -------------------------------------------------------------------------------
                         THE INTERNET FUND--NO LOAD CLASS
                        CALENDAR YEAR RETURNS AS OF 12/31
   [BAR GRAPH]

1997                                                                             12.74
----                                                                             -----
1998                                                                            196.14
1999                                                                             216.5
2000                                                                             -51.5

 -------------------------------------------------------------------------------

    ---------------------------------------------------
    BEST QUARTER:                 Q1    1999     93.07%
    ---------------------------------------------------
    Worst Quarter:                Q2    2000    -33.42%
    ---------------------------------------------------

   The total return for the No Load class from January 1, 2001 to March 31, 2001 was -7.13%.

   Average Annual Total Returns as of 12/31/2000
 -------------------------------------------------------------------------------

                                                                     SINCE
                                          1 YEAR    3 YEARS   INCEPTION(1)
    ----------------------------------------------------------------------
    The Internet Fund (WWWFX) No Load     -51.50%   65.66%       45.48%
    S&P 500 Index (with dividends
      reinvested)(2)                       -9.08%   12.25%       17.58%
    NASDAQ Composite Index (with
      dividends reinvested)(3)            -39.10%   16.63%       18.16%
    ----------------------------------------------------------------------

   1. The Internet Fund's No Load class commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the inception date of the Internet Fund's No Load class. Returns shown include the reinvestment of all dividends.

   2. The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Internet Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns. Returns shown include the reinvestment of all dividends.

   3. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns shown include the reinvestment of all dividends.

    FEES AND EXPENSES OF THE INTERNET FUND

 -------------------------------------------------------------------------------

   As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

   FEE TABLE(1)

 -------------------------------------------------------------------------------

    SHAREHOLDER TRANSACTION EXPENSES(2)                  NO LOAD
    (fees paid directly from your investment)              CLASS
    ------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price)                   None
    ------------------------------------------------------------
    Maximum Deferred Sales Charge (Load) (as a
      percentage of offering price)                         None
    ------------------------------------------------------------
    Maximum Sales Charge (Load) on Reinvested Dividends     None
    ------------------------------------------------------------
    Redemption Fee (as a percentage of amount redeemed,
      if applicable)                                        None
    ------------------------------------------------------------
    Exchange Fee(3)                                         None
    ------------------------------------------------------------
    Maximum Account Fee(4)                                  None
    ------------------------------------------------------------
    ------------------------------------------------------------
    ESTIMATED ANNUAL OPERATING EXPENSES                  NO LOAD
    (expenses deducted from Fund assets)                   CLASS
    ------------------------------------------------------------
    Management Fees(5)                                     1.25%
    Distribution (Rule 12b-1) Fees                          None
    Other Expenses                                         0.81%
    ------------------------------------------------------------
    Total Annual Fund Operating Expenses                   2.06%
    ------------------------------------------------------------

   1. This fee table reflects the aggregate expenses of the Internet Fund and the proportionate share of the Internet Portfolio allocated to the Internet Fund.

   2. You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Internet Fund and any other series of Kinetics Mutual Funds, Inc.

   3. The Internet Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.

   4. IRA accounts are assessed a $12.50 annual fee.

   5. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.

   EXAMPLE
   ----------------------------------------------------------------------------

   This Example is intended to help you compare the cost of investing in the No Load class of the Internet Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the No Load class of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:

                              1 YEAR     3 YEARS    5 YEARS    10 YEARS
    -------------------------------------------------------------------
    No Load Class                $209       $646    $1,108      $2,390
    -------------------------------------------------------------------

    INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

 -------------------------------------------------------------------------------

   THE INTERNET INTRASTRUCTURE FUND

 -------------------------------------------------------------------------------

   -------------------------
   Investment Objective

   The investment objective of the Infrastructure Fund is long-term growth of capital.

   ------------------------------------
   Principal Investment Strategies

   The Infrastructure Fund seeks to achieve its investment objective by investing all of its investable assets in the Infrastructure Portfolio. Under normal circumstances, the Infrastructure Portfolio invests at least 65% of its total assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign companies engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet. The Infrastructure Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

   The investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

   Infrastructure Portfolio securities will be selected by the investment adviser from companies that provide hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Infrastructure Portfolio's investment criteria. Such companies include, but are not limited to the following:

   - Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet services.

   - Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

   - Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

   - E-Commerce: Companies that derive a substantial portion of their revenue from sales of services conducted via the Internet.

   - Telecommunications Companies: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

   The investment adviser selects portfolio securities by evaluating a company's positioning and both the current percentage and growth in percentage of resources that it expends in the Internet infrastructure marketplace. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

   ----------------------------
   Temporary Investments

   To respond to adverse market, economic, political or other conditions, the Infrastructure Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Infrastructure Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

   - commercial paper

   - certificates of deposit, demand and time deposits and banker's acceptance

   - U.S. Government securities (i.e., U.S. Treasury obligations)

   - repurchase agreements

   To the extent that the Infrastructure Portfolio engages in a temporary, defensive strategy, the Infrastructure Portfolio and therefore, the Infrastructure Fund, may not achieve its investment objective.

   -------------------
   Fund Structure

   The Infrastructure Portfolio has an investment objective identical to that of the Infrastructure Fund. The Infrastructure Fund may withdraw its investment from the Infrastructure Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Infrastructure Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Infrastructure Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Infrastructure Fund or retaining an investment adviser including, the current investment adviser, to manage the Infrastructure Fund's assets directly.

   ----------------------------------
   Principal Risks of Investment

   Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Infrastructure Fund and indirectly the Infrastructure Portfolio are listed below and could adversely affect the net asset value, total return and value of the Infrastructure Fund, the Infrastructure Portfolio and your investment.

   - Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Infrastructure Portfolio is likely to decline in value and you could lose money on your investment.

   - Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Infrastructure Portfolio's investment objective.

   - Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

   - Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

   - Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

   - Small and Medium-Size Company Risks: The Infrastructure Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Infrastructure Portfolio's portfolio.

   - Foreign Securities Risks: The Infrastructure Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

   - Non-Diversification Risks: As a non-diversified investment company, more of the Infra-structure Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Infrastructure Portfolio's shares and, therefore the Infrastructure Fund's shares, more susceptible to certain risks than shares of a diversified mutual fund.

   - Option Transaction Risks: The Infrastructure Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

    PERFORMANCE OF THE INTERNET INFRASTRUCTURE FUND

 -------------------------------------------------------------------------------

   The bar chart and table shown below illustrate the variability of the Infrastructure Fund's returns. The bar chart indicates the risks of investing in the Infrastructure Fund by showing the changes in the Infrastructure Fund's performance from year to year (on a calendar year basis). The table shows how the Infrastructure Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Infrastructure Fund's No Load class is not necessarily an indication of how the Infrastructure Fund's No Load class or the Infrastructure Portfolio will perform in the future.

   CALENDAR YEAR RETURNS AS OF 12/31
 -------------------------------------------------------------------------------

                      THE INFRASTRUCTURE FUND--NO LOAD CLASS

                        CALENDAR YEAR RETURNS AS OF 12/31
   [BAR GRAPH]

2000                                                                             -45.7

 -------------------------------------------------------------------------------

    ---------------------------------------------------
    BEST QUARTER:                 Q1    2000     15.30%
    ---------------------------------------------------
    Worst Quarter:                Q2    2000    -27.15%
    ---------------------------------------------------

   The total return for the No Load class from January 1, 2001 to March 31, 2001 was -9.02%.

   Average Annual Total Returns as of 12/31/2000
 -------------------------------------------------------------------------------

                                                                  SINCE
                                                 1 YEAR    INCEPTION(1)
    -------------------------------------------------------------------
    The Infrastructure Fund (WWWIX) No Load      -45.70%     -45.61%
    S&P 500 Index (with dividends
      reinvested)(2)                              -9.08%      -8.76%
    NASDAQ Composite Index (with dividends
      reinvested)(3)                             -39.10%     -38.53%
    ----------------------------------------------------------------------

   1. The Infrastructure Fund's No Load class commenced operations on December 31, 1999 and converted into a feeder fund of the Infrastructure Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the inception date of the Infrastructure Fund's No Load class. Returns shown include the reinvestment of all dividends.

   2. The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Infrastructure Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns. Returns shown include the reinvestment of all dividends.

   3. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns shown include the reinvestment of all dividends.

    FEES AND EXPENSES OF THE INTERNET INFRASTRUCTURE FUND

 -------------------------------------------------------------------------------

   As an investor, you pay certain fees and expenses if you buy and hold shares of the Infrastructure Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

   FEE TABLE(1)

 -------------------------------------------------------------------------------

    SHAREHOLDER TRANSACTION EXPENSES(2)                  NO LOAD
    (fees paid directly from your investment)              CLASS
    ------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price)                   None
    ------------------------------------------------------------
    Maximum Deferred Sales Charge (Load) (as a
      percentage of offering price)                         None
    ------------------------------------------------------------
    Maximum Sales Charge (Load) on Reinvested Dividends     None
    ------------------------------------------------------------
    Redemption Fee (as a percentage of amount redeemed,
      if applicable)                                        None
    ------------------------------------------------------------
    Exchange Fee(3)                                         None
    ------------------------------------------------------------
    Maximum Account Fee(4)                                  None
    ------------------------------------------------------------
    ------------------------------------------------------------
    ESTIMATED ANNUAL OPERATING EXPENSES                  NO LOAD
    (expenses deducted from Fund assets)                   CLASS
    ------------------------------------------------------------
    Management Fees(5)                                     1.25%
    Distribution (Rule 12b-1) Fees                          None
    Other Expenses                                         1.60%
    ------------------------------------------------------------
    Total Annual Fund Operating Expenses                   2.85%
    ------------------------------------------------------------

   1. This fee table reflects the aggregate expenses of the Infrastructure Fund and the proportionate share of the Infrastructure Portfolio allocated to the Infrastructure Fund.

   2. You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Infrastructure Fund and any other series of Kinetics Mutual Funds, Inc.

   3. The Infrastructure Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.

   4. IRA accounts are assessed a $12.50 annual fee.

   5. The management fees paid by the Infrastructure Fund reflect the proportionate share of fees allocated to the Infrastructure Fund and the Infrastructure Portfolio for investment advisory services.

   EXAMPLE
   ----------------------------------------------------------------------------

   This Example is intended to help you compare the cost of investing in the No Load class of the Infrastructure Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the No Load class of the Infrastructure Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Infrastructure Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Infrastructure Fund would be:

                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
    --------------------------------------------------------------------
    NO LOAD CLASS                $288      $883      $1,504      $3,176
    --------------------------------------------------------------------

    INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

 -------------------------------------------------------------------------------

   THE INTERNET EMERGING GROWTH FUND

 -------------------------------------------------------------------------------

   -------------------------
   Investment Objective

   The investment objective of the Emerging Growth Fund is long-term growth of capital.

   ------------------------------------
   Principal Investment Strategies

   The Emerging Growth Fund seeks to achieve its investment objective by investing all of its investable assets in the Emerging Growth Portfolio. Under normal circumstances, the Emerging Growth Portfolio invests at least 65% of its assets primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of small and medium capitalization U.S. and foreign emerging companies engaged in the Internet and Internet-related activities. The Emerging Growth Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

   The investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

   Emerging Growth Portfolio securities will be selected by the investment adviser from emerging, small and medium-size companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Emerging Growth Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

   - Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

   - Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.

   - Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

   - Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

   - Internet Service Providers: Companies that provide users with access to the Internet.

   - Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

   - Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

   - E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

   - Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

   The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

   ----------------------------
   Temporary Investments

   To respond to adverse market, economic, political or other conditions, the Emerging Growth Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Emerging Growth Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

   - commercial paper

   - certificates of deposit, demand and time deposits and banker's acceptance

   - U.S. Government securities (i.e., U.S. Treasury obligations)

   - repurchase agreements

   To the extent that the Emerging Growth Portfolio engages in a temporary, defensive strategy, the Emerging Growth Portfolio and therefore, the Emerging Growth Fund, may not achieve its investment objective.

   -------------------
   Fund Structure

   The Emerging Growth Portfolio has an investment objective identical to that of the Emerging Growth Fund. The Emerging Growth Fund may withdraw its investment from the Emerging Growth Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Emerging Growth Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Emerging Growth Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Emerging Growth Fund or retaining an investment adviser, including the current investment adviser, to manage the Emerging Growth Fund's assets directly.

   ----------------------------------
   Principal Risks of Investment

   Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Emerging Growth Fund and indirectly the Emerging Growth Portfolio are listed below and could adversely affect the net asset value, total return and value of the Emerging Growth Fund, Emerging Growth Portfolio and your investment.

   - Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Emerging Growth Portfolio is likely to decline in value and you could lose money on your investment.

   - Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Emerging Growth Portfolio's investment objective.

   - Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

   - Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

   - Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

   - Emerging, Small and Medium-Size Company Risks: The Emerging Growth Portfolio invests in the equity securities of emerging, small and medium-size companies. Small and medium-size companies generally have a market capitalization of less than $5 billion. Emerging companies are those with operating histories of less than three years. Investing in emerging, small and medium-size companies presents greater risks than investing in securities of larger, more established companies. These companies may be developing or marketing new products or services for which markets are not yet established and may never be established. They may also lack depth or experience of management and may have difficulty generating or obtaining funds necessary for growth and development of their business. Due to these and other factors, these companies may suffer significant losses.

   - Foreign Securities Risks: The Emerging Growth Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

   - Non-Diversification Risks: As a non-diversified investment company, more of the Emerging Growth Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Emerging Growth Portfolio's shares and, therefore the Emerging Growth Fund's shares more susceptible to certain risks than shares of a diversified mutual fund.

   - Option Transaction Risks: The Emerging Growth Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

    PERFORMANCE OF THE INTERNET EMERGING GROWTH FUND

 -------------------------------------------------------------------------------

   The bar chart and table shown below illustrate the variability of the Emerging Growth Fund's returns. The bar chart indicates the risks of investing in the Emerging Growth Fund by showing the changes in the Emerging Growth Fund's performance from year to year (on a calendar year basis). The table shows how the Emerging Growth Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Emerging Growth Fund's No Load class is not necessarily an indication of how the Emerging Growth Fund's No Load class or the Emerging Growth Portfolio will perform in the future.

   CALENDAR YEAR RETURNS AS OF 12/31
 -------------------------------------------------------------------------------
                     THE EMERGING GROWTH FUND--NO LOAD CLASS
                        CALENDAR YEAR RETURNS AS OF 12/31
   [BAR GRAPH]

2000                                                                            -63.10

 -------------------------------------------------------------------------------

    ---------------------------------------------------
    BEST QUARTER:                 Q1    2000      7.70%
    ---------------------------------------------------
    Worst Quarter:                Q4    2000    -38.09%
    ---------------------------------------------------

   The total return for the No Load shares from January 1, 2001 to March 31, 2001 was 1.35%.

   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2000
 -------------------------------------------------------------------------------

                                                              SINCE
                                                 1 YEAR    INCEPTION(1)
    -------------------------------------------------------------------
    The Emerging Growth Fund (WWWEX) No Load     -63.10%     -63.00%
    S&P 500 Index (with dividends
      reinvested)(2)                              -9.08%      -8.76%
    NASDAQ Composite Index (with dividends
      reinvested)(3)                             -39.10%     -38.53%
    -------------------------------------------------------------------

   1. The Emerging Growth Fund's No Load class commenced operations on December 31, 1999 and converted into a feeder fund of the Emerging Growth Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the inception date of the Emerging Growth Fund's No Load class. Returns shown include the reinvestment of all dividends.

   2. The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Emerging Growth Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns. Returns shown include the reinvestment of all dividends.

   3. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns shown include the reinvestment of all dividends.

    FEES AND EXPENSES OF THE INTERNET EMERGING GROWTH FUND

 -------------------------------------------------------------------------------

   As an investor, you pay certain fees and expenses if you buy and hold shares of the Emerging Growth Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

   FEE TABLE(1)

 -------------------------------------------------------------------------------

    SHAREHOLDER TRANSACTION EXPENSES(2)                  NO LOAD
    (fees paid directly from your investment)             CLASS
    ------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price)                  None
    ------------------------------------------------------------
    Maximum Deferred Sales Charge (Load) (as a
      percentage of offering price)                        None
    ------------------------------------------------------------
    Maximum Sales Charge (Load) on Reinvested Dividends    None
    ------------------------------------------------------------
    Redemption Fee (as a percentage of amount redeemed,
      if applicable)                                       None
    ------------------------------------------------------------
    Exchange Fee(3)                                        None
    ------------------------------------------------------------
    Maximum Account Fee(4)                                 None
    ------------------------------------------------------------
    ------------------------------------------------------------
    ESTIMATED ANNUAL OPERATING EXPENSES                  NO LOAD
    (expenses deducted from Fund assets)                  CLASS
    ------------------------------------------------------------
    MANAGEMENT FEES(5)                                    1.25%
    Distribution (Rule 12b-1) Fees                         None
    Other Expenses                                        2.08%
    ------------------------------------------------------------
    Total Annual Fund Operating Expenses                  3.33%
      Less Expense Reimbursement                         -0.59%
    ------------------------------------------------------------
    Net Annual Fund Operating Expenses(6)                 2.74%
    ------------------------------------------------------------

   1. This fee table reflects the aggregate expenses of the Emerging Growth Fund and the proportionate share of the Emerging Growth Portfolio allocated to the Emerging Growth Fund.

   2. You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Emerging Growth Fund and any other series of Kinetics Mutual Funds, Inc.

   3. The Emerging Growth Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.

   4. IRA accounts are assessed a $12.50 annual fee.

   5. The management fees paid by the Emerging Growth Fund reflects the proportionate share of fees the Emerging Growth Fund from the Emerging Growth Portfolio for investment advisory services.

   6. Kinetics Asset Management, Inc., investment adviser to the Emerging Growth Portfolio, has entered into an Expense Waiver and Reimbursement Agreement with the Company on behalf of the Emerging Growth Fund. Under the Expense Waiver and Reimbursement Agreement, the investment adviser has agreed to waive its fees and absorb expenses for the Fund to the extent that its total annual fund operating expenses exceed the Net Annual Fund Operating Expenses amount shown above for each class. The investment adviser may recapture any fees or expenses it has waived or reimbursed within a three-year period to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Expense Waiver and Reimbursement Agreement is in effect for the Fund's fiscal year ending December 31, 2001.

   EXAMPLE
   ----------------------------------------------------------------------------

   This Example is intended to help you compare the cost of investing in the No Load class of the Emerging Growth Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the No Load class of the Emerging Growth Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Emerging Growth Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Emerging Growth Fund would be:

                                     1 YEAR    3 YEARS   5 YEARS   10 YEARS
    -----------------------------------------------------------------------
    NO LOAD CLASS                     $277     $1,024    $1,736     $3,622
    -----------------------------------------------------------------------

    INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

 -------------------------------------------------------------------------------

   THE INTERNET GLOBAL GROWTH FUND

 -------------------------------------------------------------------------------

   -------------------------
   Investment Objective

   The investment objective of the Global Growth Fund is long-term growth of capital.

   ------------------------------------
   Principal Investment Strategies

   The Global Growth Fund seeks to achieve its investment objective by investing all of its investable assets in the Global Growth Portfolio. Under normal circumstances, the Global Growth Portfolio invests at least 65% of its assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of companies located in at least three countries which are engaged in the Internet and Internet-related activities. The Global Growth Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

   The investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

   Global Growth Portfolio securities will be selected by the investment adviser from U.S. and international companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Global Growth Portfolio's investment criteria. Accordingly, the Global Growth Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

   - Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.

   - Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

   - Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and to secure Internet-based transactions.

   - Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

   - Internet Service Providers: Companies that provide users with access to the Internet.

   - Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

   - Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

   - E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

   - Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

   The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently spends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

   ----------------------------
   Temporary Investments

   To respond to adverse market, economic, political or other conditions, the Global Growth Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Global Growth Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

   - commercial paper

   - certificates of deposit, demand and time deposits and banker's acceptance

   - U.S. Government securities (i.e., U.S. Treasury obligations)

   - repurchase agreements

   To the extent that the Global Growth Portfolio engages in a temporary, defensive strategy, the Global Growth Portfolio and therefore, the Global Growth Fund, may not achieve its investment objective.

   -------------------
   Fund Structure

   The Global Growth Portfolio has an investment objective identical to that of the Global Growth Fund. The Global Growth Fund may withdraw its investment from the Global Growth Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Global Growth Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Global Growth Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Global Growth Fund or retaining an investment adviser, including the current investment adviser, to manage the Global Growth Fund's assets directly.

   ----------------------------------
   Principal Risks of Investment

   Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Global Growth Fund and indirectly the Global Growth Portfolio are listed below and could adversely affect the net asset value, total return and value of the Global Growth Fund, Global Growth Portfolio and your investment.

   - Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Global Growth Portfolio is likely to decline in value and you could lose money on your investment.

   - Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Growth Portfolio's investment objective.

   - Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

   - Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

   - Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

   - Small and Medium-Size Company Risks: The Global Growth Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Growth Portfolio's assets.

   - Foreign Securities Risks: The Global Growth Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

   - Non-Diversification Risks: As a non-diversified investment company, more of the Global Growth Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Global Growth Portfolio's shares and, therefore the Global Growth Fund's shares more susceptible to certain risks than shares of a diversified mutual fund.

   - Option Transaction Risks: The Global Growth Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

    PERFORMANCE OF THE INTERNET GLOBAL GROWTH FUND

 -------------------------------------------------------------------------------

   The bar chart and table shown below illustrate the variability of the Global Growth Fund's returns. The bar chart indicates the risks of investing in the Global Growth Fund by showing the changes in the Global Growth Fund's performance from year to year (on a calendar year basis). The table shows how the Global Growth Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Global Growth Fund's No Load class is not necessarily an indication of how the Global Growth Fund's No Load class or the Global Growth Portfolio will perform in the future.

   CALENDAR YEAR RETURNS AS OF 12/31
 -------------------------------------------------------------------------------
                          THE GLOBAL FUND--NO LOAD CLASS
                        CALENDAR YEAR RETURNS AS OF 12/31
   [BAR GRAPH]

2000                                                                            -37.82

 -------------------------------------------------------------------------------

    ---------------------------------------------------
    BEST QUARTER:                 Q1    2000     17.00%
    ---------------------------------------------------
    Worst Quarter:                Q2    2000    -21.54%
    ---------------------------------------------------

   The total return for the No Load class from January 1, 2001 to March 31, 2001 was -14.81%.

   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2000
 -------------------------------------------------------------------------------

                                                                  SINCE
                                                 1 YEAR    INCEPTION(1)
    -------------------------------------------------------------------
    The Global Growth Fund (WWWGX) No Load       -37.82%      -37.74
    S&P 500 Index (with dividends
      reinvested)(2)                              -9.08%       -8.76
    NASDAQ Composite Index (with dividends
      reinvested)(3)                             -39.10%      -38.53
    -------------------------------------------------------------------

   1. The Global Growth Fund's No Load class commenced operations on December 31, 1999 and converted into a feeder fund of the Global Growth Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the inception date of the Global Growth Fund's No Load class. Returns shown include the reinvestment of all dividends.

   2. The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Global Growth Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns. Returns shown include the reinvestment of all dividends.

   3. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns shown include the reinvestment of all dividends.

    FEES AND EXPENSES OF THE INTERNET GLOBAL GROWTH FUND

 -------------------------------------------------------------------------------

   As an investor, you pay certain fees and expenses if you buy and hold shares of the Global Growth Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

   FEE TABLE(1)

 -------------------------------------------------------------------------------

    SHAREHOLDER TRANSACTION EXPENSES(2)                  NO LOAD
    (fees paid directly from your investment)              CLASS
    ------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price)                   None
    ------------------------------------------------------------
    Maximum Deferred Sales Charge (Load) (as a
      percentage of offering price)                         None
    ------------------------------------------------------------
    Maximum Sales Charge (Load) on Reinvested Dividends     None
    ------------------------------------------------------------
    Redemption Fee (as a percentage of amount redeemed,
      if applicable)                                        None
    ------------------------------------------------------------
    Exchange Fee(3)                                         None
    ------------------------------------------------------------
    Maximum Account Fee(4)                                  None
    ------------------------------------------------------------
    ------------------------------------------------------------
    ESTIMATED ANNUAL OPERATING EXPENSES:                 NO LOAD
    (expenses deducted from Fund assets)                   CLASS
    ------------------------------------------------------------
    Management Fees(5)                                     1.25%
    Distribution (Rule 12b-1) Fees                          None
    Other Expenses                                         1.50%
    ------------------------------------------------------------
    Total Annual Fund Operating Expenses                   2.75%
    ------------------------------------------------------------

   1. This fee table reflects the aggregate expenses of the Global Growth Fund and the proportionate share of the Global Growth Portfolio allocated to the Global Growth Fund.

   2. You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Global Growth Fund and any other series of Kinetics Mutual Funds, Inc.

   3. The Global Growth Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.

   4. IRA accounts are assessed a $12.50 annual fee.

   5. The management fees paid by the Global Growth Fund reflects the proportionate share of fees allocated to the Global Growth Fund and the Global Growth Portfolio for investment advisory services.

   EXAMPLE
   ----------------------------------------------------------------------------

   This Example is intended to help you compare the cost of investing in the No Load class of the Global Growth Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the No Load class of the Global Growth Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Global Growth Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Growth Fund would be:

                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -----------------------------------------------------------------------
    NO LOAD CLASS                      $278     $853     $1,454     $3,080
    -----------------------------------------------------------------------

    INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

 -------------------------------------------------------------------------------

   THE NEW PARADIGM FUND

 -------------------------------------------------------------------------------

   -------------------------
   Investment Objective

   The investment objective of the New Paradigm Fund is long-term growth of capital.

   ------------------------------------
   Principal Investment Strategies

   The New Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the New Paradigm Portfolio. Under normal circumstances, the New Paradigm Portfolio invests at least 65% of its total assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign companies. The New Paradigm Portfolio will invest in companies that the investment adviser believes will reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues as a result of increased involvement in, or growth of, the Internet. The New Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

   The investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

   New Paradigm Portfolio securities will be selected by the investment adviser from companies that are engaged in various industries where the growth of the Internet will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the investment adviser's opinion, these companies meet the New Paradigm Portfolio's investment criteria. Accordingly, the New Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

   - Retailers: Companies that sell retail products and services via traditional stores, catalogues, telemarketing, and web-site means.

   - Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

   - Financial Services: Companies that engage in financial service transactions such as banking, credit cards, investment services, etc.

   - Real Estate Development: Companies that provide commercial real estate property and services.

   - Business Services: Companies that provide business-to-business products and services.

   - Travel & Leisure: Companies that provide transportation and recreational services.

   The investment adviser selects portfolio securities by evaluating a company's positioning and traditional business lines as well as its ability to expand its activities via the Internet or achieve competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

   ----------------------------
   Temporary Investments

   To respond to adverse market, economic, political or other conditions, the New Paradigm Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The New Paradigm Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

   - commercial paper

   - certificates of deposit, demand and time deposits and banker's acceptance

   - U.S. Government securities (i.e., U.S. Treasury obligations)

   - repurchase agreements

   To the extent that the New Paradigm Portfolio engages in a temporary, defensive strategy, the New Paradigm Portfolio and therefore, the New Paradigm Fund, may not achieve its investment objective.

   -------------------
   Fund Structure

   The New Paradigm Portfolio has an investment objective identical to that of the New Paradigm Fund. The New Paradigm Fund may withdraw its investment from the New Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the New Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the New Paradigm Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the New Paradigm Fund or retaining an investment adviser including, the current investment adviser, to manage the New Paradigm Fund's assets directly.

   ----------------------------------
   Principal Risks of Investment

   Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the New Paradigm Fund and indirectly the New Paradigm Portfolio are listed below and could adversely affect the net asset value, total return and value of the New Paradigm Fund, New Paradigm Portfolio and your investment.

   - Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the New Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

   - Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the New Paradigm Portfolio's investment objective.

   - Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

   - Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

   - Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

   - Small and Medium-Size Company Risks: The New Paradigm Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the New Paradigm Portfolio's assets.

   - Foreign Securities Risks: The New Paradigm Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

   - Non-Diversification Risks: As a non-diversified investment company, more of the New Paradigm Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the New Paradigm Portfolio's shares and, therefore the New Paradigm Fund's shares, more susceptible to certain risks than shares of a diversified mutual fund.

   - Option Transaction Risks: The New Paradigm Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

    PERFORMANCE OF THE NEW PARADIGM FUND

 -------------------------------------------------------------------------------

   The bar chart and table shown below illustrate the variability of the New Paradigm Fund's returns. The bar chart indicates the risks of investing in the New Paradigm Fund by showing the changes in the New Paradigm Fund's performance from year to year (on a calendar year basis). The table shows how the New Paradigm Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance New Paradigm Fund's No Load class is not necessarily an indication of how the New Paradigm Fund's No Load class or the New Paradigm Portfolio will perform in the future.

   CALENDAR YEAR RETURNS AS OF 12/31
 -------------------------------------------------------------------------------

                       THE NEW PARADIGM FUND--NO LOAD CLASS
                        CALENDAR YEAR RETURNS AS OF 12/31
   [BAR GRAPH]

2000                                                                               4

 -------------------------------------------------------------------------------

   Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

    ---------------------------------------------------
    BEST QUARTER:                 Q4    2000     10.99%
    ---------------------------------------------------
    WORST QUARTER:                Q2    2000    -12.55%
    ---------------------------------------------------

   The total return for the No Load class from January 1, 2001 to March 31, 2001 was -1.92%.

   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2000
 -------------------------------------------------------------------------------

                                                                  SINCE
                                                 1 YEAR    INCEPTION(1)
    -------------------------------------------------------------------
    The New Paradigm Fund (WWNPX) No Load          4.00%       3.99%
    S&P 500 Index (with dividends
      reinvested)(2)                              -9.08%      -8.76%
    NASDAQ Composite Index (with dividends
      reinvested)(3)                             -39.10%     -38.53%
    ----------------------------------------------------------------------

   1. The New Paradigm Fund's No Load class commenced operations on December 31, 1999 and converted into a feeder fund of the New Paradigm Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the inception date of the New Paradigm Fund's no load class. Returns shown include the reinvestment of all dividends.
   2. The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The New Paradigm Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns. Returns shown include the reinvestment of all dividends.
   3. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns shown include the reinvestment of all dividends.

    FEES AND EXPENSES OF THE NEW PARADIGM FUND

 -------------------------------------------------------------------------------

   As an investor, you pay certain fees and expenses if you buy and hold shares of the New Paradigm Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

   FEE TABLE(1)

 -------------------------------------------------------------------------------

    SHAREHOLDER TRANSACTION EXPENSES(2)                  NO LOAD
    (fees paid directly from your investment)              CLASS
    ------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price)                   None
    ------------------------------------------------------------
    Maximum Deferred Sales Charge (Load) (as a
      percentage of offering price)                         None
    ------------------------------------------------------------
    Maximum Sales Charge (Load) on Reinvested Dividends     None
    ------------------------------------------------------------
    Redemption Fee (as a percentage of amount redeemed,
      if applicable)                                        None
    ------------------------------------------------------------
    Exchange Fee(3)                                         None
    ------------------------------------------------------------
    Maximum Account Fee(4)                                  None
    ------------------------------------------------------------
    ------------------------------------------------------------
    ESTIMATED ANNUAL OPERATING EXPENSES                  NO LOAD
    (expenses deducted from Fund assets)                   CLASS
    ------------------------------------------------------------
    Management Fees(5)                                     1.25%
    Distribution (Rule 12b-1) Fees                          None
    Other Expenses                                         3.71%
    ------------------------------------------------------------
    Total Annual Fund Operating Expenses                   4.96%
      Less Expense Reimbursement                          -2.22%
    ------------------------------------------------------------
    Net Annual Fund Operating Expenses(6)                  2.74%
    ------------------------------------------------------------

   1. This fee table reflects the aggregate expenses of the New Paradigm Fund and the proportionate share of the New Paradigm Portfolio allocated to the New Paradigm Fund.

   2. You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the New Paradigm Fund and any other series of Kinetics Mutual Funds, Inc.

   3. The New Paradigm Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.

   4. IRA accounts are assessed a $12.50 annual fee.

   5. The management fees paid by the New Paradigm Fund reflects the proportionate share of fees allocated to the New Paradigm Fund from the New Paradigm Portfolio for investment advisory services.

   6. Kinetics Asset Management, Inc., investment adviser to the New Paradigm Portfolio, has entered into an Expense Waiver and Reimbursement Agreement with the Company on behalf of the New Paradigm Fund. Under the Expense Waiver and Reimbursement Agreement, the investment adviser has agreed to waive its fees and absorb expenses for the Fund to the extent that its total annual fund operating expenses exceed the Net Annual Fund Operating Expenses amount shown above for each class. The investment adviser may recapture any fees or expenses it has waived or reimbursed within a three-year period to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Expense Waiver and Reimbursement Agreement is in effect for the Fund's fiscal year ending December 31, 2001.

   EXAMPLE
   --------------------------------------------------------------------------

   This Example is intended to help you compare the cost of investing in the No Load class of the New Paradigm Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the No Load class of the New Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the New Paradigm Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the New Paradigm Fund would be:

                               1 YEAR     3 YEARS    5 YEARS    10 YEARS
    --------------------------------------------------------------------
    No Load Class               $277      $1,489     $2,482      $4,970
    --------------------------------------------------------------------

    INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS
   --------------------------------------------------------------------------

   THE MEDICAL FUND
   --------------------------------------------------------------------------

   ---------------------------
   Investment Objective

   The investment objective of the Medical Fund is long-term growth of capital.

   --------------------------------------
   Principal Investment Strategies

   The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio. Under normal circumstances, the Medical Portfolio invests at least 65% of its assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

   The Medical Portfolio's investment adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

   Medical Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Medical Portfolio's investment criteria. Such companies include, but are not limited to the following:

   - Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

   - Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

   - Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

   - Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

   The investment adviser selects portfolio securities by evaluating a company's positioning and resources that it currently expends on research and development looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company spends on research and development because the investment adviser believes that such expenditures frequently have significant bearing on future growth.

   ------------------------------
   Temporary Investments

   To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Medical Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

   - commercial paper

   - certificates of deposit, demand and time deposits and banker's acceptances

   - U.S. Government securities (i.e., U.S. Treasury obligations)

   - repurchase agreements

   To the extent that the Medical Portfolio engages in a temporary, defensive strategy, the Medical Portfolio and, therefore, the Medical Fund, may not achieve its investment objective.

   ---------------------
   Fund Structure

   The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser including, the current investment adviser, to manage the Medical Fund's assets directly.

   ------------------------------------
   Principal Risks of Investment

   Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund and, indirectly, the Medical Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Medical Fund, the Medical Portfolio and your investment.

   - Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

   - Stock Selection Risks: The stocks selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio's investment objective.

   - Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

   - Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react to industry-specific market or economic developments.

   - Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in the medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

   - Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio's assets.

   - Foreign Securities Risks: The Medical Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

   - Non-Diversification Risks: As a non-diversified investment company, more of the Medical Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Medical Portfolio's shares, and, therefore, the Medical Fund's shares, more susceptible to certain risks than shares of a more diversified mutual fund.

   - Option Transaction Risks: The Medical Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

    PERFORMANCE OF THE MEDICAL FUND
   --------------------------------------------------------------------------

   The bar chart and table shown below illustrate the variability of the Medical Fund's returns. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund's performance from year to year (on a calendar year basis). The table shows how the Medical Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance Medical Fund's No Load class is not necessarily an indication of how the Medical Fund's No Load class or the Medical Portfolio will perform in the future.

   CALENDAR YEAR RETURNS AS OF 12/31
  ------------------------------------------------------------------------------

                          THE MEDICAL FUND--NO LOAD CLASS

                         CALENDAR YEAR RETURNS AS OF 12/31
   [BAR CHART]

2000                                                                             57.15

  ------------------------------------------------------------------------------

    ---------------------------------------------------
    BEST QUARTER:                  Q4    1999     33.50%
    ---------------------------------------------------
    Worst Quarter:                 Q1    2001    -13.73%
    ---------------------------------------------------

   The total return for the No Load class from January 1, 2001 to March 31, 2001 was -13.73%

   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2000
 -------------------------------------------------------------------------------

                                                                  SINCE
                                                 1 YEAR    INCEPTION(1)
    -------------------------------------------------------------------
    The Medical Fund (MEDRX) No Load              57.15%       80.55%
    S&P 500 Index (with dividends
      reinvested)(2)                              -9.08%        4.43%
    NASDAQ Composite Index (with dividends
      reinvested)(3)                             -39.10%       -7.46%
    ----------------------------------------------------------------------

   1. The Medical Fund's No Load class commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the Medical Fund's inception date. Returns shown include the reinvestment of all dividends.

   2. The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Medical Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns. Returns shown include the reinvestment of all dividends.

   3. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns shown include the reinvestment of all dividends.

    FEES AND EXPENSES OF THE MEDICAL FUND

 -------------------------------------------------------------------------------

   As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

   FEE TABLE(1)

 -------------------------------------------------------------------------------

    SHAREHOLDER TRANSACTION EXPENSES(2)                  NO LOAD
    (fees paid directly from your investment)              CLASS
    ------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price)                   None
    ------------------------------------------------------------
    Maximum Deferred Sales Charge (Load) (as a
      percentage of offering price)                         None
    ------------------------------------------------------------
    Maximum Sales Charge (Load) on Reinvested Dividends     None
    ------------------------------------------------------------
    Redemption Fee (as a percentage of amount redeemed,
      if applicable)                                        None
    ------------------------------------------------------------
    Exchange Fee(3)                                         None
    ------------------------------------------------------------
    Maximum Account Fee(4)                                  None
    ------------------------------------------------------------
    ------------------------------------------------------------
    ESTIMATED ANNUAL OPERATING EXPENSES                  NO LOAD
    (expenses deducted from Fund assets)                   CLASS
    ------------------------------------------------------------
    Management Fees(5)                                     1.25%
    Distribution (Rule 12b-1) Fees                          None
    Other Expenses                                         0.96%
    ------------------------------------------------------------
    Total Annual Fund Operating Expenses                   2.21%
    ------------------------------------------------------------

   1. This fee table reflects the aggregate expenses of the Medical Fund and the proportionate share of the Medical Portfolio allocated to the Medical Fund.

   2. You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Medical Fund and any other series of Kinetics Mutual Funds, Inc.

   4. The Medical Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.

   5. IRA accounts are assessed a $12.50 annual fee.

   6. The management fees paid by the Medical Fund reflects the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.

   EXAMPLE
   ----------------------------------------------------------------------------

   This Example is intended to help you compare the cost of investing in the No Load class of the Medical Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the No Load class of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

                                     1 YEAR   3 YEARS  5 YEARS   10 YEARS
    ---------------------------------------------------------------------
    NO LOAD CLASS                     $224       $691  $1,185     $2,544
    ----------------------------------------------------------

    INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

 -------------------------------------------------------------------------------

   THE ENERGY FUND

 -------------------------------------------------------------------------------

   -------------------------
   Investment Objective

   The investment objective of the Energy Fund is long-term growth of capital. The Energy Fund seeks to obtain current income as a secondary objective.

   ------------------------------------
   Principal Investment Strategies

   The Energy Fund seeks to achieve its investment objective by investing all of its investable assets in the Energy Portfolio. Under normal circumstances, the Energy Portfolio invests at least 65% of its total assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of domestic and foreign companies engaged in the field of energy generation, exploration, distribution, equipment development and a range of alternative energy-related research and technologies. The investment adviser believes that the field of energy offers unique investment opportunities because of increasing demand and developing scarcities of traditional energy sources.

   Energy Portfolio securities will be selected by the investment adviser from companies that are engaged in the development, refinement, distribution and exploration of energy resources, and the development of alternative energy resources and technologies. These companies may be large, medium or small in size if, in the investment adviser's opinion, they meet the Energy Portfolio's investment criteria. Such companies include, but are not limited to, the following:

   - Fossil fuel providers and explorers.

   - Alternative energy research and development, and commercialization firms.

   - Energy infrastructure builders.

   - Independent energy providers.

   The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand or achieve a competitive advantage in cost/profitability and brand image in the energy field. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company spends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

   ----------------------------
   Temporary Investments

   To respond to adverse market, economic, political or other conditions, the Energy Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Energy Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

   - commercial paper

   - certificates of deposit, demand and time deposits and banker's acceptance

   - U.S. Government securities (i.e., U.S. Treasury obligations)

   - repurchase agreements

   To the extent that the Energy Portfolio engages in a temporary, defensive strategy, the Energy Portfolio and therefore, the Energy Fund, may not achieve its investment objective.

   -------------------
   Fund Structure

   The Energy Portfolio has investment objectives identical to that of the Energy Fund. The Energy Fund may withdraw its investment from the Energy Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Energy Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Energy Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Energy Fund or retaining an investment adviser including, the current investment adviser, to manage the Energy Fund's assets directly.

   ----------------------------------
   Principal Risks of Investment

   Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Energy Fund and indirectly the Energy Portfolio are listed below and could adversely affect the net asset value, total return and the value of the Energy Fund, Energy Portfolio and your investment.

   - Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Energy Portfolio is likely to decline in value and you could lose money on your investment.

   - Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Energy Portfolio's investment objectives.

   - Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

   - Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

   - Energy Industry Specific Risks: Companies that conduct business in the energy industry or derive a substantial portion of their revenues from energy-related activities in general are subject to changes in market supply and demand for energy commodities and rates of change in the technology for alternative energy sources which is generally higher than that of other industries.

   - Small and Medium-Size Company Risks: The Energy Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Energy Portfolio's assets.

   - Foreign Securities Risks: The Energy Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

   - Non-Diversification Risks: As a non-diversified investment company, more of the Energy Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Energy Portfolio's shares and therefore, the Energy Fund's shares, more susceptible to certain risks than shares of a diversified mutual fund.

   - Option Transaction Risks: The Energy Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

    PERFORMANCE OF THE ENERGY FUND

 -------------------------------------------------------------------------------

   Because the Energy Fund and its corresponding Portfolio have had investment operations for less than a full calendar year, there is no performance information available for this Fund or Portfolio at this time.

    FEES AND EXPENSES OF THE ENERGY FUND

 -------------------------------------------------------------------------------

   As an investor, you pay certain fees and expenses if you buy and hold shares of the Energy Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

   FEE TABLE(1)

 -------------------------------------------------------------------------------

    SHAREHOLDER TRANSACTION EXPENSES(2)                   NO LOAD
    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)              CLASS
    --------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price)                     None
    --------------------------------------------------------------
    Maximum Deferred Sales Charge (Load) (as a
      percentage of offering price)                           None
    --------------------------------------------------------------
    Maximum Sales Charge (Load) on Reinvested Dividends       None
    --------------------------------------------------------------
    Redemption Fee (as a percentage of amount redeemed,
      if applicable)                                          None
    --------------------------------------------------------------
    Exchange Fee(3)                                           None
    --------------------------------------------------------------
    Maximum Account Fee(4)                                    None
    --------------------------------------------------------------

    --------------------------------------------------------------
    ESTIMATED ANNUAL OPERATING EXPENSES                   NO LOAD
    (EXPENSES DEDUCTED FROM FUND ASSETS)                   CLASS
    --------------------------------------------------------------
    Management Fees(5)                                       1.25%
    Distribution (Rule 12b-1) Fees                            None
    Other Expenses                                           1.49%
    --------------------------------------------------------------
    Total Annual Fund Operating Expenses                     2.74%
    --------------------------------------------------------------

   1. This fee table reflects the aggregate expenses of the Energy Fund and the proportionate share of the Energy Portfolio allocated to the Energy Fund.

   2. You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Energy Fund and any other series of Kinetics Mutual Funds, Inc.

   3. The Energy Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.

   4. IRA accounts are assessed a $12.50 annual fee.

   5. The management fees paid by the Energy Fund reflects the proportionate share of fees allocated to the Energy Fund from the Energy Portfolio for investment advisory services.

   EXAMPLE
   ----------------------------------------------------------------------------

   This Example is intended to help you compare the cost of investing in the No Load class of the Energy Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the No Load class of the Energy Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Energy Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Energy Fund would be:

                                                  1 YEAR    3 YEARS
    ---------------------------------------------------------------
    NO LOAD CLASS                                   $277       $850
    ---------------------------------------------------------------

    INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

 -------------------------------------------------------------------------------

   THE SMALL CAP OPPORTUNITIES FUND

 -------------------------------------------------------------------------------

   -------------------------
   Investment Objective

   The investment objective of the Small Cap Fund is long-term growth of capital.

   ------------------------------------
   Principal Investment Strategies

   The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio. Under normal circumstances, the Small Cap Portfolio invests at least 65% of its assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

   The Small Cap Portfolio's investment adviser considers small cap companies to be those that have a market capitalization of less than $1 billion. The investment adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

   Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the investment adviser's opinion, the companies meet the Small Cap Portfolio's investment criteria. Such companies include, but are not limited to the following:

   - Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

   - Financial Services: Companies that engage in financial service transactions such as banking, credit cards, investment services, etc.

   - Retailers: Companies that sell retail products and services via traditional stores, catalogues, telemarketing, and web-site means.

   - Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

   The investment adviser considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company spends on research and development.

   ----------------------------
   Temporary Investments

   To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Small Cap Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

   - commercial paper

   - certificates of deposit, demand and time deposits and banker's acceptances

   - U.S. Government securities (i.e., U.S. Treasury obligations)

   - repurchase agreements

   To the extent that the Small Cap Portfolio engages in a temporary, defensive strategy, the Small Cap Portfolio and, therefore, the Small Cap Fund, may not achieve its investment objective.

   -------------------
   Fund Structure

   The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser including, the current investment adviser, to manage the Small Cap Fund's assets directly.

   ----------------------------------
   Principal Risks of Investment

   Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund and, indirectly, the Small Cap Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

   - Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

   - Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio's investment objective.

   - Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

   - Small Company Risks: The Small Cap Portfolio may invest in the stocks of small-sized companies. Small-sized companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio's assets.

   - Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

   - Non-Diversification Risks: As a non-diversified investment company, more of the Small Cap Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Small Cap Portfolio's shares, and therefore, the Small Cap Fund's shares, more susceptible to certain risks than shares of a more diversified mutual fund.

   - Option Transaction Risks: The Small Cap Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

    PERFORMANCE OF THE SMALL CAP OPPORTUNITIES FUND

 -------------------------------------------------------------------------------

   Because the Small Cap Fund and its corresponding Portfolio have had investment operations for less than a full calendar year, there is no performance information available for this Fund or Portfolio at this time.

    FEES AND EXPENSES OF THE SMALL CAP OPPORTUNITIES FUND

 -------------------------------------------------------------------------------

   As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

   FEE TABLE(1)

 -------------------------------------------------------------------------------

    SHAREHOLDER TRANSACTION EXPENSES(2)                  NO LOAD
    (fees paid directly from your investment)              CLASS
    ------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price)                   None
    ------------------------------------------------------------
    Maximum Deferred Sales Charge (Load) (as a
      percentage of offering price)                         None
    ------------------------------------------------------------
    Maximum Sales Charge (Load) on Reinvested Dividends     None
    ------------------------------------------------------------
    Redemption Fee (as a percentage of amount redeemed,
      if applicable)                                        None
    ------------------------------------------------------------
    Exchange Fee(3)                                         None
    ------------------------------------------------------------
    Maximum Account Fee(4)                                  None
    ------------------------------------------------------------
    ------------------------------------------------------------
    ESTIMATED ANNUAL OPERATING EXPENSES                  NO LOAD
    (expenses deducted from Fund assets)                   CLASS
    ------------------------------------------------------------
    Management Fees(5)                                     1.25%
    Distribution (Rule 12b-1) Fees                          None
    Other Expenses                                        23.25%
    ------------------------------------------------------------
    Total Annual Fund Operating Expenses                  24.50%
      Less Expense Reimbursement                         -21.76%
    ------------------------------------------------------------
    Total Annual Fund Operating Expenses(6)                2.74%
    ------------------------------------------------------------

   1. This fee table reflects the aggregate expenses of the Small Cap Fund and the proportionate share of the Small Cap Portfolio allocated to the Small Cap Fund.

   2. You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Small Cap Fund and any other series of Kinetics Mutual Funds, Inc.

   3. The Small Cap Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.

   4. IRA accounts are assessed a $12.50 annual fee.

   5. The management fees paid by the Small Cap Fund reflects the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.

   6. Kinetics Asset Management, Inc., investment adviser to the Small Cap Portfolio, has entered into an Expense Waiver and Reimbursement Agreement with the Company on behalf of the Small Cap Fund. Under the Expense Waiver and Reimbursement Agreement, the investment adviser has agreed to waive its fees and absorb expenses for the Fund to the extent that its total annual fund operating expenses exceed the Net Annual Fund Operating Expenses amount shown above for each class. The investment adviser may recapture any fees or expenses it has waived or reimbursed within a three-year period to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Expense Waiver and Reimbursement Agreement is in effect for the Fund's fiscal year ending December 31, 2001.

   EXAMPLE
   ----------------------------------------------------------------------------

   This Example is intended to help you compare the cost of investing in the No Load class of the Small Cap Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the No Load class of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
    ----------------------------------------------------------------------
    NO LOAD CLASS                     $277    $5,424    $7,506    $10,043
    ----------------------------------------------------------------------

    INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

 -------------------------------------------------------------------------------

   THE MIDDLE EAST GROWTH FUND

 -------------------------------------------------------------------------------

   -------------------------
   Investment Objective

   The investment objective of the Middle East Fund is long-term growth of capital.

   ------------------------------------
   Principal Investment Strategies

   The Middle East Fund seeks to achieve its investment objective by investing all of its investable assets in the Middle East Portfolio. The Middle East Portfolio invests primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs of foreign companies domiciled in the Middle East region of the globe and Islamic countries and U.S. companies engaged in significant business activities in the Middle East and Islamic countries. The Middle East Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment. The Middle East Portfolio defines the "Middle East" to be that region ranging from Morocco on the North African coast, including Algeria, Tunisia, Libya, Egypt, Sudan and Chad, to the Persian Gulf region, including Israel, Lebanon, Jordan, Syria, Iraq, Iran, Saudi Arabia, Yemen, People's Republic of Yemen, Oman, United Arab Emirates, Qatar and Kuwait. "Islamic countries" include Afghanistan, Azerbaijan, Bahrain, Bangladesh, Turkey, Pakistan, Kazakhstan, Kyrgyzstan, Tajikistan, Turkmenistan and Uzbekistan. Based on their gross domestic products and stock market capitalizations, it is expected that Israel and Egypt will represent the largest country investments in the Middle East Portfolio.

   The Middle East Portfolio's adviser believes that the Middle East offers significant investment opportunities. The Middle East region is characterized by wide variations in wealth, physical resources, economic development and demographics, among other fundamental measures. Some of these nations, notably Israel, have attained world-class status in areas such as technological innovation. This great divergence is encompassed in a relatively small region and is coupled with varying degrees of progress in economic development, privatization, and financial market deregulation.

   The Middle East's positioning in the technology and biotechnology sectors and the historical constraints on valuation due to geo-political turmoil have created many attractive investment valuations. Historically, political risk has been manifested in local financial markets in the form of significant valuation discounts, particularly on an episodic short-term basis. Improved prospects for political stability in the region and the anticipation of progress in peace negotiations has historically resulted in significant appreciation in many of these markets. The recent advent of the Internet has provided many technology and bio-technology companies, with a strong track record for innovation, the ability to communicate electronically, access and share information and conduct business around the world.

   Middle East Portfolio securities will be selected from foreign or U.S. companies that are organized under the laws of Middle East nations or which, at the time of investment are determined to hold a significant portion of their assets in or derive a significant proportion of their gross revenues from Middle East nations. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Middle East Portfolio's investment criteria. Accordingly, the Middle East Portfolio seeks to invest in the securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

   - Computer Software: Companies that produce, manufacture and develop tools to enhance the speed, integrity and storage of data, facilitate information distribution and gathering, provide secure electronic transactions, and operate other computer and telecommunications-based applications, for U.S. and export markets.

   - Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems, for U.S. and export markets.

   - Internet: Companies that develop, produce and sell products and services via and in support of the Internet, especially in local markets.

   - Pharmaceutical and Biotechnology: Companies that develop and market drug and medical treatment products and technologies, especially for the export marketplace.

   - Local Retail Franchise: Companies that benefit from regulatory, cultural or physical characteristics specific to the region, such as non-alcoholic brewers, air conditioning distributors and financial institutions.

   - Growth in Population/Wealth: Companies that benefit from local demographic trends in fields such as real estate, mortgage banking, telecommunications and food manufacturers/distributors.

   The investment adviser selects portfolio securities by evaluating a company's positioning and the business model as well as its ability to grow and expand its business. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company spends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

   ---------------------------
   Temporary Investments

   To respond to adverse market, economic, political or other conditions, the Middle East Portfolio may invest up to 100% of its assets in high quality U.S. short-term money market instruments. The Middle East Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money market instruments include:

   - commercial paper

   - certificates of deposit, demand and time deposits and banker's acceptances

   - U.S. government securities (i.e., U.S. Treasury obligations)

   - repurchase agreements

   To the extent that the Middle East Portfolio engages in this temporary, defensive strategy, the Middle East Portfolio and, therefore, the Middle East Fund, may not achieve its investment objective.

   -------------------
   Fund Structure

   The Middle East Portfolio has an investment objective identical to that of the Middle East Fund. The Middle East Fund may withdraw its investment from the Middle East Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Middle East Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Middle East Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Middle East Fund or retaining an investment adviser, including the current investment adviser, to manage the Middle East Fund's assets directly.

   ----------------------------------
   Principal Risks of Investment

   Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Middle East Fund and, indirectly, the Middle East Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Middle East Fund, the Middle East Portfolio and your investment.

   - Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Middle East Portfolio is likely to decline in value and you could lose money on your investment.

   - Stock Selection Risks: The stocks selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Middle East Portfolio's investment objective.

   - Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

   - Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific development.

   Companies in the same or similar industries may share common characteristics and are more likely to react to industry-specific market or economic developments.

   - Technology and Bio-Technology Industry Specific Risks: Companies that conduct business on the technology and bio-technology fields are subject to the rate of change in technology and scientific innovation, as well as competition, which is generally higher than that of other industries.

   - Small and Medium-Sized Company Risks: The Middle East Portfolio may invest in the stocks of small, medium and large-sized companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Middle East Portfolio's assets.

   - Political Risks: The Middle East Portfolio will invest in securities of foreign countries that have experienced historical periods of political instability. These securities can carry higher returns but involve more risks than those associated with U.S. investments.

   - Foreign Securities Risks: The Middle East Portfolio will invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

   - Emerging Market Risks: The Middle East Portfolio invests in emerging as well as developed markets in the Middle East. Countries in emerging markets can have relatively unstable government economies based on only a few industries, and securities markets that trade a small number of issues.

   - Non-Diversification Risks: As a non-diversified investment company, more of the Middle East Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Middle East Portfolio's shares, and, therefore, the Middle East Fund's shares, more susceptible to certain risks than shares of a more diversified mutual fund.

   - Option Transaction Risks: The Middle East Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

    PERFORMANCE OF THE MIDDLE EAST GROWTH FUND

 -------------------------------------------------------------------------------

   Because the Middle East Fund and its corresponding Portfolio have had investment operations for less than a full calendar year, there is no performance information available for this Fund or Portfolio at this time.

    FEES AND EXPENSES OF THE MIDDLE EAST GROWTH FUND

 -------------------------------------------------------------------------------

   As an investor, you pay certain fees and expenses if you buy and hold shares of the Middle East Fund. These fees and expenses are described in the table below and are further explained in the example that follows.
   FEE TABLE(1)

 -------------------------------------------------------------------------------

    SHAREHOLDER TRANSACTION EXPENSES(2)                   NO LOAD
    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)              CLASS
    --------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price)                     None
    --------------------------------------------------------------
    Maximum Deferred Sales Charge (Load) (as a
      percentage of offering price)                           None
    --------------------------------------------------------------
    Maximum Sales Charge (Load) on Reinvested Dividends       None
    --------------------------------------------------------------
    Redemption Fee (as a percentage of amount redeemed,
      if applicable)                                          None
    --------------------------------------------------------------
    Exchange Fee(3)                                           None
    --------------------------------------------------------------
    Maximum Account Fee(4)                                    None
    --------------------------------------------------------------

    -----------------------------------------------------------
    ESTIMATED ANNUAL OPERATING EXPENSES                 NO LOAD
    (expenses deducted from Fund assets)                  CLASS
    -----------------------------------------------------------
    Management Fees(5)                                    1.25%
    -----------------------------------------------------------
    Distribution (Rule 12b-1) Fees                         None
    -----------------------------------------------------------
    Other Expenses                                       33.14%
    -----------------------------------------------------------
    Total Annual Fund Operating Expenses                 34.39%
    -----------------------------------------------------------
      Less Expense Reimbursement                        -31.40%
    -----------------------------------------------------------
    Total Annual Fund Operating Expenses(6)               2.99%
    -----------------------------------------------------------

   1. This fee table reflects the aggregate expenses of the Middle East Fund and the proportionate share of the Middle East Portfolio allocated to the Middle East Fund.

   2. You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Middle East Fund and any other series of Kinetics Mutual Funds, Inc.

   3. The Middle East Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.

   4. IRA accounts are assessed a $12.50 annual fee.

   5. The management fees paid by the Middle East Fund reflects the proportionate share of fees allocated to the Middle East Fund from the Middle East Portfolio for investment advisory services.

   6. Kinetics Asset Management, Inc., investment adviser to the Middle East Portfolio, has entered into an Expense Waiver and Reimbursement Agreement with the Company on behalf of the Middle East Fund. Under the Expense Waiver and Reimbursement Agreement, the investment adviser has agreed to waive its fees and absorb expenses for the Fund to the extent that its total annual fund operating expenses exceed the Net Annual Fund Operating Expenses amount shown above for each class. The investment adviser may recapture any fees or expenses it has waived or reimbursed within a three-year period to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Expense Waiver and Reimbursement Agreement is in effect for the Fund's fiscal year ending December 31, 2001.

   EXAMPLE
   ----------------------------------------------------------------------------

   This Example is intended to help you compare the cost of investing in the No Load class of Middle East Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the No Load class of Middle East Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Middle East Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Middle East Fund would be:

                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -----------------------------------------------------------------------
    NO LOAD CLASS                      $302    $6,468    $8,230     $9,674
    -----------------------------------------------------------------------

    INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

 -------------------------------------------------------------------------------

   THE ASIA TECHNOLOGY FUND

 -------------------------------------------------------------------------------

   -------------------------
   Investment Objective

   The investment objective of the Asia Technology Fund is long-term growth of capital.

   ------------------------------------
   Principal Investment Strategies

   The Asia Technology Fund seeks to achieve its investment objective by investing all of its investable assets in the Asia Technology Portfolio. Under normal circumstances, the Asia Technology Portfolio invests, without regard to size or industry within the technology sector, at least 65% of its assets in the equity securities of Asian companies that the portfolio manager believes are engaged in technology related business activities. Such companies may use technology extensively in the development of new or improved products or processes, although they may not be involved in research and development. The Asia Portfolio may also, from time to time, utilize certain derivatives for hedging purposes and/or direct investment.

   Under normal circumstances, the Asia Technology Portfolio will invest in at least three different Asian countries. The Asia Technology Portfolio considers Asian companies to include companies that are organized under the laws of any country in the Asian region, including Sri Lanka, Hong Kong, Pakistan, Japan, Thailand, Malaysia, Brunei, China, Cambodia, Taiwan, India, Indonesia, South Korea, the Philippines, Singapore, Vietnam and Myanmar. The sub-adviser also considers companies to be Asian if the Asia Fund's sub-adviser, determines that they: (1) derive at least 50% of their revenues from goods produced or sold, investments made or services performed in or with one or more of the Asian countries; (2) maintain at least 50% of their assets in one or more Asian countries; or (3) have securities which are traded principally on the stock exchange in an Asian country.

   The Asia Technology Portfolio is not restricted with respect to its allocation of its assets among Asian countries. The sub-adviser will determine such allocation in its discretion based on various factors such as the prospects for economic growth, expected inflation levels, government policies and the range of available investment opportunities.

   The companies in which the Asia Technology Portfolio invests may be large, medium or small in size if, in the adviser's opinion, the companies meet the Asia Technology Portfolio's investment criteria. Furthermore, portfolio securities will be selected from a wide variety of industries. Industries likely to be represented in the investment portfolio include the Internet, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials and defense and aerospace products and services.

   Asia Technology Portfolio securities are selected based on a rigorous bottom-up approach to identify undervalued stocks. The sub-adviser will emphasize intensive research and stock picking as the basis of a disciplined and systematic approach to identifying such under-priced securities. Fundamental parameters that are value and/or growth oriented are used to screen the stock universe to identify companies that are likely to outperform. In addition, regular company visits are an intrinsic part of the screening process. Other investment techniques such as top-down macro analysis and market valuation are used by the sub-adviser to support asset allocation decisions among the various Asian countries listed above. Quantitative tools are used by the sub-adviser to help identify and manage the Asia Technology Portfolio's exposure to different risk factors. The sub-adviser considers whether to sell a particular security when any of these factors materially change.

   The Asia Technology Portfolio may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments that derive their value from the performance of an underlying asset, another security, a commodity, or an index. Examples of these include:

   - Forward Foreign Exchange Contracts. When the Asia Technology Portfolio buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Portfolio may buy forward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Asia Technology Portfolio may also use put and call options on foreign currencies.

   - Options and Warrants. An option is a contract giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

   - Futures Contracts. Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index. The Asia Technology Portfolio may enter into foreign currency forward contracts, repurchase agreements, ARINs, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange.

   ----------------------------
   Temporary Investments

   To respond to adverse market, economic, political or other conditions, the Asia Technology Portfolio may invest up to 100% of its assets in high quality, debt and money market instruments issued or guaranteed by U.S. or Asian issuers or governments, their agencies or instrumentalities. The Asia Technology Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. To the extent that the Asia Technology Portfolio engages in this temporary, defensive strategy, the Asia Technology Portfolio and therefore the Asia Technology Fund may not achieve its investment objective.

   -------------------
   Fund Structure

   The Asia Technology Portfolio has an investment objective identical to that of the Asia Technology Fund. The Asia Technology Fund may withdraw its investment from the Asia Technology Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Asia Technology Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Asia Technology Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Asia Technology Fund or retaining an investment adviser, including the current investment adviser, to manage the Asia Technology Fund's assets directly.

   ----------------------------------
   Principal Risks of Investment

   Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Asia Technology Fund and, indirectly, the Asia Technology Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Asia Technology Fund, the Asia Technology Portfolio and your investment.

   - Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Asia Technology Portfolio is likely to decline in value and you could lose money on your investment.

   - Stock Selection Risks: The stocks selected by the sub-adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Asia Technology Portfolio's investment objective.

   - Liquidity Risks: The sub-adviser may not be able to sell investment securities at an optimal time or price.

   - Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific development. Companies in the same or similar industries may share common characteristics and are more likely to react to industry-specific market or economic developments.

   - Technology Industry Specific Risks: Companies that conduct business in the technology industries are subject to government regulation and the rate of change in technology and scientific innovation, as well as competition, which is generally higher than that of other industries.

   - Small and Medium-Sized Company Risks: The Asia Technology Portfolio may invest in the stocks of small, medium and large-sized companies. Small and medium-sized companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Asia Technology Portfolio's assets.

   - Political Risks: The Asia Technology Portfolio invests in securities of foreign countries that have experienced historical periods of political instability. These securities can carry higher returns but involve more risks than those associated with U.S. investments.

   - Foreign Securities Risks: The Asia Technology Portfolio invests in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

   - Emerging Markets Risks: The Asia Technology Portfolio invests in emerging as well as developed markets in Asia. Countries in emerging markets can have relatively unstable government economies based on only a few industries, and securities markets that trade a small number of issues.

   - Non-Diversification Risks: As a non-diversified investment company, more of the Asia Technology Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Asia Technology Portfolio's shares more susceptible to certain risks than are shares of a more diversified mutual fund.

   - Derivatives Risks: The Asia Technology Portfolio may utilize derivatives for hedging purposes and/or direct investment. Derivatives contain certain special risks including the imperfect correlation between the value of the derivative instrument and the value of the underlying asset.

    PERFORMANCE OF THE ASIA TECHNOLOGY FUND

 -------------------------------------------------------------------------------

   Because the Asia Technology Fund and its corresponding Portfolio have had investment operations for less than a full calendar year, there is no performance information available for this Fund or Portfolio at this time.

    FEES AND EXPENSES OF THE ASIA TECHNOLOGY FUND

 -------------------------------------------------------------------------------

   As an investor, you pay certain fees and expenses if you buy and hold shares of the Asia Technology Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

   FEE TABLE(1)

 -------------------------------------------------------------------------------

    SHAREHOLDER TRANSACTION EXPENSES(2)                  NO LOAD
    (fees paid directly from your investment)              CLASS
    ------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price)                   None
    ------------------------------------------------------------
    Maximum Deferred Sales Charge (Load) (as a
      percentage of offering price)                         None
    ------------------------------------------------------------
    Maximum Sales Charge (Load) on Reinvested
      Dividends                                             None
    ------------------------------------------------------------
    Redemption Fee (as a percentage of amount
      redeemed, if applicable)(3)                          1.00%
    ------------------------------------------------------------
    Exchange Fee(4)                                         None
    ------------------------------------------------------------
    Maximum Account Fee(5)                                  None
    ------------------------------------------------------------


    ------------------------------------------------------------
    ESTIMATED ANNUAL OPERATING EXPENSES                  NO LOAD
    (expenses deducted from Fund assets)                   CLASS
    ------------------------------------------------------------
    Management Fees(6)                                     1.25%
    Distribution (Rule 12b-1) Fees                          None
    Other Expenses(7)                                     44.45%
    ------------------------------------------------------------
    Total Annual Fund Operating Expenses(8)               45.70%
      Less Expense Reimbursement                         -42.71%
    ------------------------------------------------------------
    Total Annual Fund Operating Expenses                   2.99%
    ------------------------------------------------------------

   1. This fee table reflects the aggregate expenses of the Asia Technology Fund and the proportionate share of the Asia Technology Portfolio allocated to the Asia Technology Fund.

   2. You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Asia Technology Fund and any other series of Kinetics Mutual Funds, Inc.

   3. The No Load class imposes a redemption fee of 1.00% on shares held for less than 30 days.

   4. The Asia Technology Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.

   5. IRA accounts are assessed a $12.50 annual fee.

   6. The investment adviser pays the sub-adviser the 50% of the Asia Technology Fund's management fee of 1.25% of average daily net assets. The management fees paid by the Asia Technology Fund reflects the proportionate share of fees allocated to the Asia Technology Fund from the Asia Technology Portfolio for investment advisory services.

   7. Other Expenses are based on estimated amounts for the current fiscal year.

   8. Kinetics Asset Management, Inc., investment adviser to the Asia Technology Portfolio, has entered into an Expense Waiver and Reimbursement Agreement with the Company on behalf of the Asia Technology Fund. Under the Expense Waiver and Reimbursement Agreement, the investment adviser has agreed to waive its fees and absorb expenses for the Fund to the extent that its total annual fund operating expenses exceed the Net Annual Fund Operating Expenses amount shown above for each class. The investment adviser may recapture any fees or expenses it has waived or reimbursed within a three-year period to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Expense Waiver and Reimbursement Agreement is in effect for the Fund's fiscal year ending December 31, 2001.

   EXAMPLE
   ----------------------------------------------------------------------------

   This Example is intended to help you compare the cost of investing in the No Load class of the Asia Technology Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the No Load class of the Asia Technology Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Asia Technology Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Asia Technology Fund would be:

                                                 1 YEAR     3 YEARS
    ---------------------------------------------------------------
    No Load Class                                 $302      $7,079
    ---------------------------------------------------------------

    MAIN RISKS OF INVESTING IN EACH OF THE FUNDS

 -------------------------------------------------------------------------------

   The principal risks of investing in each Fund are described previously in this Prospectus. The following list provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

   ---------------------------------------------
   Investing in Mutual Funds--All Funds

   All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund's investment in a Portfolio. The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

   -----------------------------
   Market Risk--All Funds

   The net asset value of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio's shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

   ---------------------------------------------------------------
   Internet Industry Specific Risks--The Internet Fund, the
   Infrastructure Fund, the Emerging Growth Fund, the Global Growth Fund, and the New Paradigm Fund

   The value of each Portfolio's shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of a Portfolio's shares and your investment in the corresponding Fund.

   ------------------------------------------------------------------
   Medical Research Industry-Specific Risks--The Medical Fund

   Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

   --------------------------------------------------------
   Energy Industry Specific Risks--The Energy Fund

   The value of the Energy Portfolio's shares will be susceptible to factors affecting the energy industry, such as volatile market supply and demand conditions and changes in domestic government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of energy-related companies. Alternative energy-related companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Energy Portfolio's shares and your investment in the Energy Fund.

   --------------------------------------------------------------
   Other Securities a Portfolio Might Purchase--All Funds

   Under normal market conditions, each Portfolio invests at least 65% of its total assets in equity securities, consisting of common stocks, convertible securities, warrants and securities having the characteristics of common stocks. If the investment adviser believes that market conditions warrant a temporary defensive posture, a Portfolio may invest without limitation in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. (For the Asia Technology Fund, short-term debt securities and money market instruments may be issued by Asian governments, their agencies or instrumentalities.)

   -----------------------------------
   Securities Lending--All Funds

   Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio forced to sell such collateral in this manner would suffer a loss.

   ------------------------------------
   Non-Diversification--All Funds

   Each Portfolio is classified as "non-diversified" under federal securities laws which means that one-half of each Portfolio's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of a Portfolio's total assets. As a result of their non-diversified status, a Portfolio's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

   ---------------------------------------------------------------------
   Investment in Small and Medium-Size Companies--All Funds

   Each Portfolio may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

   -----------------------------------
   Foreign Securities--All Funds

   Investing in foreign securities can carry higher returns than those generally associated with U.S. investments. However, foreign securities may be substantially riskier than U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and U.S. companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

   Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

   --------------------------------------------------------------------
   Emerging Market Risks--The Middle East Fund and the Asia
   Technology Fund

   Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

   Because the Middle East Portfolio and the Asia Technology Portfolio invest in emerging markets regions, these Portfolio returns will be significantly more volatile and may differ substantially from the overall U.S. market generally. Your investment in either of these portfolios has the risk that market changes or other factors affecting Asian and/or Middle Eastern region countries, including political instability and unpredictable economic conditions, may have a more significant effect on these Portfolios' net asset values than would be the case for a mutual fund invested in U.S. securities.

   -----------------------------------------------------------------------
   Regional Risks--The Middle East Fund and the Asia Technology
   Fund

   Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Asian and/or Middle Eastern region countries. For example, some of the currencies of Asian countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. Although there is a trend toward less government involvement in commerce, governments of many Asian countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. The same may be true of Middle Eastern region countries. Accordingly, government actions in the future could have a significant effect on economic conditions in Asian and Middle Eastern region countries, which could affect private sector companies and the Portfolios, as well as the value of the Portfolios' investment securities.

   -------------------------------------
   Portfolio Borrowing--All Funds

   Each Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the Fund.

   ---------------------------------
   Derivatives Risk--All Funds

   Each Portfolio may invest in derivatives such as options and futures. The successful use of the investment practices described above depends on the portfolio manager's ability to forecast stock price movements and/or currency exchange rate movements correctly. Should stock prices or exchange rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

   A Portfolio's ability to dispose of its positions in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell currencies or portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively. In addition, a Portfolio's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

    MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS

 -------------------------------------------------------------------------------

   -----------------------
   Investment Adviser

   Each Portfolio's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605. Founded in 1996, Kinetics provides investment advisory services to a family of ten 100% mutual funds with discretionary management authority over approximately $685 million in assets at December 31, 2000. For the Asia Technology Fund, the investment adviser also assists and consults with the sub-adviser as to the Asia Portfolio's investment program, approves the list of foreign countries recommended by the sub-adviser for investment and manages the Asia Technology Portfolio's daily cash position. The investment adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio's assets. The investment adviser receives an annual fee from each Portfolio for its services of 1.25% of each Portfolio's average daily net assets. The investment adviser has entered into a Research Agreement with Horizon Asset Management, Inc. ("Horizon Asset Management"), a New York based investment management and research firm, for which it is responsible for the payment of all fees owing to Horizon.

   Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual fund and financial services industries. Lee Schultheis is the Chief Operating Officer of Kinetics. Mr. Schultheis has more than 20 years of experience in the mutual fund and financial services industries.

   ---------------------------------------------
   Sub-Adviser--The Asia Technology Portfolio

   The investment adviser has entered into a sub-advisory agreement with UOB Global Capital LLC (the "sub-adviser"), to assist it in the day-to-day management of the investment portfolio. The sub-adviser determines which securities will be purchased, retained or sold for the Asia Technology Portfolio, places orders for the Asia Technology Portfolio and provides the investment adviser with information on international investment and economic developments. The investment adviser pays the sub-adviser 50% of the Asia Technology Portfolio's management fee of 1.25% of average daily net assets.

   The sub-adviser is located at 592 Fifth Avenue, Suite 602, New York, New York 10036. The sub-adviser has entered into an arrangement with its affiliate, UOB Asset Management Ltd. (UOBAM), pursuant to which UOBAM has agreed to make available certain of its investment, operations and compliance personnel to the sub-adviser. UOBAM is located at UOB Plaza 2, 80 Raffles Place, #03-00, Singapore 048624. At December 31, 2000, together with its affiliates, the sub-adviser had discretionary management authority over approximately $2.1 billion in assets.

   -----------------------
   Portfolio Managers

   PETER B. DOYLE is the Chief Investment Strategist for all of the Portfolios other than the Asia Technology Portfolio. Mr. Doyle also serves as the Portfolio Manager for the New Paradigm Portfolio and is a Co-Portfolio Manager of the Internet, Medical, Energy, Small Cap and Middle East Portfolios. He is primarily responsible for the day-to-day management of each of these Portfolios' assets and securities. In early 1996, Mr. Doyle co-founded Kinetics, the investment adviser to the Portfolios. Previously, Mr. Doyle co-founded and has been a Managing Director of Horizon Asset Management. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups. Mr. Doyle holds a Bachelor of Science in Economics from St. John's University and a Masters of Business Administration from Fordham University.

   BRUCE P. ABEL has been Co-Portfolio Manager of the Medical and Energy Portfolios since 1999. Mr. Abel's primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment. Prior to joining Kinetics in 1999, Mr. Abel was employed with Brookhaven National Laboratory since 1989 where he worked researching, developing and implementing technical and scientific programs and systems in the areas of nuclear physics, computer programming, and industrial design. During that time, Mr. Abel was also a freelance writer for Academic Science News and Review, researching, reporting, and providing scholarly analysis and insight on a myriad of issues and developments in the fields of science and technology. Mr. Abel has over ten years experience in the fields of science, chemistry, physics, and engineering. Mr. Abel holds a Masters Degree in Mechanical Engineering with an emphasis on Nuclear Engineering, and has also studied extensively in the areas of Applied Mathematics, Hydrodynamics, Aerodynamics, and Physics.

   FRED A. FROEWISS has been the Portfolio Manager of the Infrastructure Portfolio since 1999. Mr. Froewiss also serves as Co-Portfolio Manager of the New Paradigm and Small Cap Portfolios. Prior to joining Kinetics in 1999, Mr. Froewiss was the Vice President of Investments at Janney Montgomery Scott, LLC from 1992 to 1999. Earlier, Mr. Froewiss spent 10 years as a Portfolio Manager in the Private Banking Division of Citibank. He started his career at IBM Corp. in the controller's office. Mr. Froewiss holds a Bachelor of Science in Accounting and a Masters of Business Administration from Pace University.

   TINA LARSSON is the Portfolio Manager for the Global Growth Portfolio. Ms. Larsson also serves as Co-Portfolio Manager of the Internet Portfolio and the Emerging Growth Portfolio. From 1996 to 1999, Ms. Larsson was an analyst at Horizon Asset Management for the Spin-Off Report, a research service that focuses on spin-offs, and for developing institutional market research. Ms. Larsson joined Kinetics in 1999 as an analyst for the Internet Fund and became Portfolio Manager of the Global Growth Portfolio when the Global Growth Portfolio commenced investment operations in December of 1999. Ms. Larsson holds a Bachelors of Science in Finance and a Masters of Business Administration from Pace University.

   STEVEN TUEN, CFA, has been Co-Portfolio Manager of and Executive Adviser to the Internet Portfolio since 1999. Mr. Tuen also serves as Portfolio Manager of the Emerging Growth Portfolio and Co-Portfolio Manager of the Infrastructure Portfolio. Mr. Tuen's primary duties include research and analysis of equity securities for investment by each of these Portfolios. From 1996 to 1999, Mr. Tuen was an analyst and the Director of Research of the IPO Value Monitor, a research service that focuses on initial public offerings. From 1989 to 1996, Mr. Tuen was an analyst at Bankers Trust Company where he became a portfolio manager in the Private Banking Group. Mr. Tuen holds a Bachelor of Science in Business Administration from the City University of New York and is a Chartered Financial Analyst.

   MURRAY STAHL is Director of Research of Kinetics and Co-Portfolio Manager of the New Paradigm, Medical, Small Cap, and Middle East Portfolios. Mr. Stahl has been Chairman and a co-founder of Horizon Asset Management since 1994. Immediately prior to that, he was with Bankers Trust Company for 16 years as a portfolio manager and research analyst, and managed approximately $600 million of individual, trust and institutional client assets. As the senior fund manager, he directed the investments of three of the bank's Common Trust Funds, the Special Opportunity, Utility, and Tangible Assets Funds. Mr. Stahl also served as a member of the Equity Strategy Group as well as the Investment Strategy Group, which established asset allocation development. Mr. Stahl holds a Bachelor of Arts in Economics and a Masters of Arts in History from the City University of New York and a Masters of Business Administration from Pace University.

   STEVEN M. BREGMAN, CFA, is Co-Portfolio Manager of the Global Growth and Middle East Portfolio. Mr. Bregman was a co-founder and has been President of Horizon Asset Management since 1994. From 1987 through late 1994, Mr. Bregman was an Investment Officer in Bankers Trust Company's Private Clients Group, where he managed in excess of $600 million of equity and fixed-income assets. Mr. Bregman was one of a five-manager group responsible for managing the bank's largest individual relationships and for setting equity investment guidelines for the Private Bank. Mr. Bregman served in a variety of new product development projects. Mr. Bregman received a Bachelor of Arts in Economics from the City University of New York.

   THIO BOON KIAT is the portfolio manager of Asia Technology Portfolio. Mr. Kiat has worked with the UOB Group as an analyst since 1994. He became a portfolio manager with the sub-adviser in April 2000. Under the supervision of Daniel Chan, a member of the sub-adviser's Investment Committee, he is primarily responsible for the day-to-day management of the Portfolio's investment portfolio. Mr. Thio, who also serves as the Head of the Global Technology/Telecom Sector Investment Team of UOB Asset Management Ltd. (UOBAM), has over 6 years of investment experience. Previously, he worked in the Special Investments department at the Government of Singapore Investment Corp. Prior to that he spent 6 years as a naval officer for the Singapore Ministry of Defense. He holds a BBA from the National University of Singapore and is a Chartered Financial Analyst.

    VALUATION OF FUND SHARES
 -------------------------------------------------------------------------------

   Shares of each Fund's No Load class are sold at net asset value per share ("NAV"), which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of a Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of each Fund, including management, administration, distribution and shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated in an identical manner as that of each corresponding Fund.

   Each Portfolio's securities are valued each day at the last quoted sales price on the securities' principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio's shares.

   -----------------------------------
   Trading in Foreign Securities

   Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund and each corresponding Portfolio, the investment adviser values foreign securities held by the corresponding Portfolio at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange.

   Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of a Portfolio's securities, these securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees.

    HOW TO PURCHASE SHARES
 -------------------------------------------------------------------------------

   ---------------
   In General

   Shares of each Fund are sold at NAV, subject to the applicable sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so. A service fee of $25.00 will be deducted from a shareholder's Fund account for any purchases that do not clear due to insufficient funds.

   ---------------------------
   Investing by Telephone

   If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

   The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of a Fund's shares.

   --------------------------------
   Automatic Investment Plan

   Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

   To be eligible for this plan, your bank must be a domestic institution that is an ACH member. Any Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

   ----------------------
   Purchase By Mail

   To purchase a Fund's shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to [NAME OF FUND] c/o Kinetics Mutual Funds, Inc., to:

    Regular Mail                    Overnight or Express Mail
    ------------------------------------------------------------
    Kinetics Mutual Funds, Inc.     Kinetics Mutual Funds, Inc.
    [NAME OF FUND]                  [NAME OF FUND]
    c/o Firstar Mutual Fund         c/o Firstar Mutual Fund
    Services, LLC                   Services, LLC
    P.O. Box 701                    615 East Michigan Street,
    Milwaukee, WI 53201-0701        3rd Floor
                                    Milwaukee, WI 53202

   ----------------------
   Purchase By Wire

   Before wiring any funds please call (800) 930-3828 to notify the Fund in which you are investing that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. No Fund is responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follows:

-   Wire to:               Firstar Bank, N.A.
-   ABA Number:            0420-00013
-   Credit:                Firstar Mutual Fund Services, LLC
-   Account:               112-952-137
-   Further Credit:        Kinetics Mutual Funds, Inc.
                           [NAME OF FUND]
                           (Shareholder Name/Account Registration)
                           (Shareholder Account Number)

   Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

   ----------------------------
   Subsequent Investments

   You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify each Fund in which you are invested at (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number. All subsequent purchases are subject to the applicable sales charges.

   -------------------------------------
   Individual Retirement Accounts

   You may invest in any Fund by establishing a tax-sheltered individual retirement account. Each Fund offers Traditional IRA, Roth IRA, and Educational IRA accounts. For additional information on IRA options, please call (800) 930-3828.

   ------------------------------------------
   Investing Through Brokers or Agents

   You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds' distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

    HOW TO REDEEM SHARES
 -------------------------------------------------------------------------------

   ---------------
   In General

   You may redeem part or all of each Fund's shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

   Each Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Please note, however, that when a purchase order has been made by check, or ACH purchase, a Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

   Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. No Fund will be responsible for interest lost on redemption amounts due to lost or misdirected mail.

   ------------------------
   Written Redemption

   You can execute most redemptions by furnishing an unconditional written request to each Fund in which you are invested to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail                    Overnight or Express Mail
------------------------------------------------------------
Kinetics Mutual Funds, Inc.     Kinetics Mutual Funds, Inc.
[NAME OF FUND]                  [NAME OF FUND]
c/o Firstar Mutual Fund         c/o Firstar Mutual Fund
Services, LLC                   Services, LLC
P.O. Box 701                    615 East Michigan Street,
Milwaukee, WI 53201-0701        3rd Floor
                                Milwaukee, WI 53202

   Requests for redemption in "good order" must:

   - indicate the name of the Fund,

   - be signed exactly as the shares are registered, including the signature of each owner,

   - specify the number of shares or dollar amount to be redeemed,

   - indicate your account registration number, and

   - include your social security number or tax identification number.

   --------------------------
   Telephone Redemption

   If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a
   Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

   Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

   - that you correctly state your Fund account number

   - the name in which your account is registered

   - the social security or tax identification number under which the account is registered

   - the address of the account holder, as stated in the New Account Application Form

   ---------------------
   Wire Redemption

   Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

   ---------------------------------
   Systematic Withdrawal Plan

   If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

   ----------------------------------------------
   The Funds' Right to Redeem an Account

   Each Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of a Fund or unless the shareholder is an active participant in the AIP. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder's account.

   --------------------
   IRA Redemption

   If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

    EXCHANGE PRIVILEGE
 -------------------------------------------------------------------------------

   You can exchange your shares in any Fund for like shares of any other Fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., No Load class shares for No Load class shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day's closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

   Call (800) 930-3828 to learn more about the other mutual funds offered by the Company and about exercising your exchange privilege.

    DISTRIBUTIONS AND TAXES
 -------------------------------------------------------------------------------

   -----------------
   Distributions

   Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the Fund in which shareholders are already invested, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive distributions as follows:

   Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

   Option 2: To receive all income dividends and capital gain distributions in cash.

   Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

   If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

   ---------
   Taxes

   Each Fund intends to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as though paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

   Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by a Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

   An exchange is not a tax-free transaction. An exchange of shares pursuant to a Fund's exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes and you will realize a capital gain or loss.

   On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold 31% of any dividend and redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

    DISTRIBUTION OF SHARES
 -------------------------------------------------------------------------------

   ---------------
   Distributor

   Kinetics Funds Distributor, Inc., an affiliate of Kinetics, 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605, is the distributor for the shares of the Funds. Kinetics Funds Distributor, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

   ---------------------------------
   Shareholder Servicing Agent

   Kinetics is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Funds. For this service, Kinetics receives an annual shareholder-servicing fee from each class equal to 0.25% of each Fund's average daily net assets.

   ------------------------
   Fund Administrator

   Kinetics also serves as Administrator to each Fund and Portfolio. Kinetics will be entitled to receive an annual administration fee equal to the total of 0.05% of each Fund's average daily net assets and 0.10% of each Portfolio's. Out of these fees, Kinetics will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to each Fund by Firstar.

   -----------------------------------------------------------------------------
   Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant

   Firstar Bank, N.A. serves as Custodian for each Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. Firstar, each Fund's
   Sub-Administrator, also acts as each Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

    UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE
 -------------------------------------------------------------------------------

   Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio, a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

   In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

   Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, the possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

   Certain changes in a Portfolio's objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

   The Company's Board of Directors retains its right to withdraw any of the Fund's investments from the Portfolios at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund's shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

   The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

    COUNSEL AND INDEPENDENT ACCOUNTANTS
 -------------------------------------------------------------------------------

   Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, has been selected as independent accountants for the Funds for the year ending December 31, 2001.

    FINANCIAL HIGHLIGHTS
 -------------------------------------------------------------------------------

   The financial highlights table set forth below is intended to help you understand each Fund's financial performance for its period of operations. Most of the information reflects financial results with respect to a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds' (assuming reinvestment of all dividends and distributions). The financial information provided for the period October 21, 1996 through the year ended December 31, 1999 has been audited by McCurdy and Associates CPA's, Inc. The financial information provided for the year January 1, 2000 through December 31, 2000 has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements that are included in the Funds' annual report, is available upon request. No financial highlights are being reported for the Energy Fund because it has recently commenced operations.

   THE INTERNET FUND
  ------------------------------------------------------------------------------

                                                          For the year ended
                                                           December 31, 2000
    -------------------------------------------------------------------------
    PER SHARE DATA(2)
    Net asset value beginning of period                   $             49.73
    -------------------------------------------------------------------------
    Net investment income (loss)                                       (0.76)
    Net gains or losses on securities (both realized and
      unrealized)                                                     (24.85)
    -------------------------------------------------------------------------
    Total from investment operations                                  (25.61)
    -------------------------------------------------------------------------
    Dividends
    (from net investment income)                                           --
    Distributions (from capital gains)                                     --
    -------------------------------------------------------------------------
    Total distributions                                                    --
    -------------------------------------------------------------------------
    Net asset value end of period                         $             24.12
    -------------------------------------------------------------------------
    Total Return                                                     (51.50)%
    SUPPLEMENTAL DATA AND RATIOS
    Net assets, end of period (000's)                     $           432,978
    Gross ratio of expenses to average net assets
      (excluding waivers)                                               2.06%
    Net ratio of expenses to average net assets                         2.00%
    Gross ratio of net income (loss) to average net
      assets
      (excluding waivers)                                             (1.49)%
    Net ratio of net income (loss) to average net assets              (1.43)%
    Portfolio turnover rate                                               21%(5)

   1. Commencement of operations.

   2. Information presented relates to a share of capital stock outstanding for the entire period.

   3. Not Annualized.

   4. Annualized.

   5. Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Internet Fund entered into a master-feeder fund structure).

 -------------------------------------------------------------------------------

                                                                    October 21, 1996(1)
     For the year ended   For the year ended   For the year ended         through
     December 31, 1999    December 31, 1998    December 31, 1997     December 31, 1996
     ----------------------------------------------------------------------------------
                $15.72    $            5.31    $            4.71     $            5.00
     ------------------------------------------------------------------------
                (0.30)               (0.08)                 0.01                  0.02
                 34.33                10.50                 0.59                (0.31)
     ------------------------------------------------------------------------
                 34.03                10.42                 0.60                (0.29)
     ------------------------------------------------------------------------
                    --                   --                   --                    --
                (0.02)               (0.01)                   --                    --
     ------------------------------------------------------------------------
                (0.02)               (0.01)                   --                    --
     ------------------------------------------------------------------------
                $49.73    $           15.72    $            5.31     $            4.71
     ------------------------------------------------------------------------
               216.50%              196.14%               12.74%               (5.80%)(3)
            $1,163,097    $          22,159    $             150     $             113
                 2.00%                3.08%                3.60%                 6.73%(4)
                 2.00%                3.08%                0.08%                 0.21%(4)
               (1.29)%              (2.92)%              (3.33)%               (4.51)%(4)
               (1.29)%              (2.92)%                0.19%                 2.01%(4)
                   89%                  80%                  50%                    0%

   THE INTERNET INFRASTRUCTURE FUND
  ------------------------------------------------------------------------------

                                                                 For the Year
                                                                        Ended
                                                            December 31, 2000
    -------------------------------------------------------------------------
    PER SHARE DATA(1)
    Net asset value beginning of period                   $             10.00
    Net investment income (loss)                                       (0.07)
    Net gains or losses on securities (both realized and
      unrealized)                                                      (4.50)
    -------------------------------------------------------------------------
    Total from investment operations                                   (4.57)
    Dividends (from net investment income)                                 --
    Distributions (from capital gains)                                     --
    -------------------------------------------------------------------------
    Total distributions                                                    --
    Net asset value end of period                         $              5.43
    -------------------------------------------------------------------------
    Total Return                                                     (45.70)%
    SUPPLEMENTAL DATA AND RATIOS
    Net assets, end of period (000's)                     $             9,792
    Gross ratio of expenses to average net assets
      (excluding waivers)                                               2.85%
    Net ratio of expenses to average net assets                         2.00%
    Gross ratio of net income (loss) to average net
      assets (excluding waivers)                                      (1.67)%
    Net ratio of net income (loss) to average net assets              (0.82)%
    Portfolio turnover rate                                             4.00%(2)

   1 Information presented relates to a share of capital stock outstanding for the entire period.

   2 Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).

   THE INTERNET EMERGING GROWTH FUND
  ------------------------------------------------------------------------------

                                                             For the Year
                                                                 Ended
                                                           December 31, 2000
    -------------------------------------------------------------------------
    PER SHARE DATA(1)
    Net asset value beginning of period                   $             10.00
    Net investment income (loss)                                       (0.03)
    Net gains or losses on securities (both realized and
      unrealized)                                                      (6.28)
    -------------------------------------------------------------------------
    Total from investment operations                                   (6.31)
    Dividends (from net investment income)                                 --
    Distributions (from capital gains)                                     --
    -------------------------------------------------------------------------
    Total distributions                                                    --
    Net asset value end of period                         $              3.69
    -------------------------------------------------------------------------
    Total Return                                                     (63.10)%
    SUPPLEMENTAL DATA AND RATIOS
    Net assets, end of period (000's)                     $             4,378
    Gross ratio of expenses to average net assets
      (excluding waivers)                                               3.33%
    Net ratio of expenses to average net assets                         2.00%
    Gross ratio of net income (loss) to average net
      assets (excluding waivers)                                      (1.76)%
    Net ratio of net income (loss) to average net assets              (0.43)%
    Portfolio turnover rate                                               17%(2)

   1 Information presented relates to a share of capital stock outstanding for the entire period.

   2 Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).

   THE INTERNET GLOBAL GROWTH FUND
  ------------------------------------------------------------------------------

                                                                 For the Year
                                                                        Ended
                                                            December 31, 2000
    -------------------------------------------------------------------------
    PER SHARE DATA(1)
    Net asset value beginning of period                   $             10.00
    Net investment income (loss)                                         0.44
    Net gains or losses on securities (both realized and
      unrealized)                                                      (4.26)
    -------------------------------------------------------------------------
    Total from investment operations                                   (3.82)
    Dividends (from net investment income)                             (0.44)
    Distributions (from capital gains)                                     --
    -------------------------------------------------------------------------
    Total distributions                                                (0.44)
    Net asset value end of period                         $              5.74
    -------------------------------------------------------------------------
    Total Return                                                     (37.82)%
    SUPPLEMENTAL DATA AND RATIOS
    Net assets, end of period (000's)                     $            10,364
    Gross ratio of expenses to average net assets
      (excluding waivers)                                               2.75%
    Net ratio of expenses to average net assets                         2.25%
    Gross ratio of net income (loss) to average net
      assets (excluding waivers)                                        4.17%
    Net ratio of net income (loss) to average net assets                4.67%
    Portfolio turnover rate                                             4.00%(2)

   1 Information presented relates to a share of capital stock outstanding for the entire period.

   2 Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).

   THE NEW PARADIGM FUND
   -----------------------------------------------------------------------------

                                                                  For the Year
                                                                         Ended
                                                             December 31, 2000
    --------------------------------------------------------------------------
    PER SHARE DATA(1)
    Net asset value beginning of period                   $              10.00
    Net investment income (loss)                                         (0.00)(2)
    Net gains or losses on securities (both realized and
      unrealized)                                                         0.40
    --------------------------------------------------------------------------
    Total from investment operations                                      0.40
    Dividends (from net investment income)                                  --
    Distributions (from capital gains)                                      --
    --------------------------------------------------------------------------
    Total distributions                                                     --
    Net asset value end of period                         $              10.40
    --------------------------------------------------------------------------
    Total Return                                                         4.00%
    SUPPLEMENTAL DATA AND RATIOS
    Net assets, end of period (000's)                     $              3,803
    Gross ratio of expenses to average net assets
      (excluding waivers)                                                4.96%
    Net ratio of expenses to average net assets                          2.00%
    Gross ratio of net income (loss) to average net
      assets (excluding waivers)                                       (3.02)%
    Net ratio of net income (loss) to average net assets               (0.06)%
    Portfolio turnover rate                                                 5%(3)

   1 Information presented relates to a share of capital stock outstanding for the entire period.

   2 The amount is less than $0.01 per share.

   3 Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).

   THE MEDICAL FUND
  ------------------------------------------------------------------------------

                                                   For the period ended December 31,
                                             ---------------------------------------------
                                                                     September 30, 1999(1)
                                              For the year ended            through
                                              December 31, 2000        December 31, 1999
------------------------------------------------------------------------------------------
PER SHARE DATA(2)
Net asset value beginning of period          $              13.35    $              10.00
Net investment income (loss)                               (0.15)                  (0.02)(2)
Net gains or losses on securities (both
  realized and unrealized)                                   7.78                    3.37
------------------------------------------------------------------------------------------
Total from investment operations                             7.63                    3.35
Dividends (from net investment income)                         --                      --
Distributions (from capital gains)                             --                      --
------------------------------------------------------------------------------------------
Total distributions                                            --                      --
Net asset value end of period                $              20.98    $              13.35
------------------------------------------------------------------------------------------
Total Return                                               57.15%                  33.50%(3)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)            $             63,314    $              6,944
Gross ratio of expenses to average net
  assets (excluding waivers)                                2.21%                   5.99%(4)
Net ratio of expenses to average net assets                 2.00%                   2.00%(4)
Gross ratio of net income (loss) to average
  net assets (excluding waivers)                          (1.24)%                 (5.24)%(4)
Net ratio of net income (loss) to average
  net assets                                              (1.03)%                 (1.25)%(4)
Portfolio turnover rate                                        1%(5)                   1%

   1 Commencement of operations.

   2 Information presented relates to a share of capital stock outstanding for the entire period.

   3 Not Annualized.

   4 Annualized.

   5 Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).

   THE SMALL CAP OPPORTUNITIES FUND
  ------------------------------------------------------------------------------

                                                           March 20, 2000(1)
                                                                through
                                                           December 31, 2000
    ------------------------------------------------------------------------
    PER SHARE DATA(2)
    Net asset value beginning of period                    $           10.00
    Net investment income (loss)                                      (0.00)(3)
    Net gains or losses on securities (both realized and
      unrealized)                                                       1.10
    ------------------------------------------------------------------------
    Total from investment operations                                    1.10
    Dividends (from net investment income)                                --
    Distributions (from capital gains)                                    --
    ------------------------------------------------------------------------
    Total distributions                                                   --
    ------------------------------------------------------------------------
    Net asset value end of period                          $           11.10
    Total Return                                                      11.00%(4)
    ------------------------------------------------------------------------
    SUPPLEMENTAL DATA AND RATIOS
    Net assets, end of period (000's)                      $             517
    Gross ratio of expenses to average net assets
      (excluding waivers)                                             24.50%(5)
    Net ratio of expenses to average net assets                        2.00%(5)
    Gross ratio of net income (loss) to average net
      assets (excluding waivers)                                    (22.59)%(5)
    Net ratio of net income (loss) to average net assets             (0.09)%(5)
    Portfolio turnover rate                                               8%(6)

   1 Commencement of operations.

   2 Information presented relates to a share of capital stock outstanding for the entire period.

   3 The amount listed is less than $0.01 per share.

   4 Not Annualized.

   5 Annualized.

   6 Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).

   THE MIDDLE EAST GROWTH FUND
  ------------------------------------------------------------------------------

                                                           March 10, 2000(1)
                                                                through
                                                           December 31, 2000
    -------------------------------------------------------------------------
    PER SHARE DATA(2)
    Net asset value beginning of period                   $             10.00
    Net investment income (loss)                                       (0.10)
    Net gains or losses on securities (both realized and
      unrealized)                                                      (2.34)
    -------------------------------------------------------------------------
    Total from investment operations                                   (2.44)
    Dividends (from net investment income)                                 --
    Distributions (from capital gains)                                     --
    -------------------------------------------------------------------------
    Total distributions                                                    --
    Net asset value end of period                         $              7.56
    -------------------------------------------------------------------------
    Total Return                                                      (24.40)(3)
    SUPPLEMENTAL DATA AND RATIOS
    Net assets, end of period (000's)                     $               148
    Gross ratio of expenses to average net assets
      (excluding waivers)                                              34.39%(4)
    Net ratio of expenses to average net assets                         2.25%(4)
    Gross ratio of net income (loss) to average net
      assets (excluding waivers)                                     (33.15)%(4)
    Net ratio of net income (loss) to average net assets              (1.01)%(4)
    Portfolio turnover rate                                                0%(5)

   1 Commencement of operations.

   2 Information presented relates to a share of capital stock outstanding for the entire period.

   3 Not Annualized.

   4 Annualized.

   5 Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).

   THE ASIA TECHNOLOGY FUND
  ------------------------------------------------------------------------------

                                                              For the Year
                                                                 Ended
                                                          December 31, 2000(1)
    --------------------------------------------------------------------------
    PER SHARE DATA(2)
    Net asset value beginning of period                   $             10.00
    Net investment income (loss)                                       (0.01)
    Net gains or losses on securities (both realized and
      unrealized)                                                      (1.52)
    --------------------------------------------------------------------------
    Total from investment operations                                   (1.53)
    Dividends (from net investment income)                                 --
    Distributions (from capital gains)                                     --
    --------------------------------------------------------------------------
    Total distributions                                                    --
    Net asset value end of period                         $              8.47
    --------------------------------------------------------------------------
    Total Return                                                     (15.30)%(3)
    SUPPLEMENTAL DATA AND RATIOS
    Net assets, end of period (000's)                     $               212
    Gross ratio of expenses to average net assets
      (excluding waivers)                                              45.70%(4)
    Net ratio of expenses to average net assets                         2.25%(4)
    Gross ratio of net income (loss) to average net
      assets (excluding waivers)                                     (44.00)%(4)
    Net ratio of net income (loss) to average net assets              (0.55)%(4)
    Portfolio turnover rate                                               N/A

   1 Commencement of operations.

   2 Information presented relates to a share of capital stock outstanding for the entire period.

   3 Not Annualized.

   4 Annualized.

   KINETICS MUTUAL FUNDS, INC.
   ----------------------------------------------------------------------------

   THE INTERNET FUND
   THE INTERNET INFRASTRUCTURE FUND
   THE INTERNET EMERGING GROWTH FUND
   THE INTERNET GLOBAL GROWTH FUND
   THE NEW PARADIGM FUND
   THE MEDICAL FUND
   THE ENERGY FUND
   THE SMALL CAP OPPORTUNITIES FUND
   THE MIDDLE EAST GROWTH FUND
   THE ASIA TECHNOLOGY FUND
   ----------------------------------------------------------------------------

    Investment Adviser,             Kinetics Asset Management, Inc.
    Administrator,                  1311 Mamaroneck Avenue
    and Shareholder Servicing Agent White Plains, NY 10605
    Legal Counsel                   Spitzer & Feldman P.C.
                                    405 Park Avenue
                                    New York, NY 10022
    Independent Accountants         PricewaterhouseCoopers LLP
                                    100 East Wisconsin Avenue,
                                    Suite 1500
                                    Milwaukee, WI 53202
    Transfer Agent, Fund            Firstar Mutual Fund Services,
    Accountant,                     LLC
    and Sub-Administrator           615 East Michigan Street
                                    Milwaukee, WI 53202
    Custodian                       Firstar Bank, N.A.
                                    615 East Michigan Street
                                    Milwaukee, WI 53202

   You may obtain the following and other information on the Funds free of charge:

   Statement of Additional Information (SAI) dated April 26, 2001

   The SAI of the Funds provides more details about each Fund's policies and management. The Funds' SAI is incorporated by reference into this Prospectus.

   Annual and Semi-Annual Report

   The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected each Fund's performance during the last fiscal year.

   To receive any of these documents or the Prospectus of Kinetics Mutual Funds, to request additional information about Kinetics Mutual Funds or to make shareholder inquires, please contact us.

By Telephone:          By Internet:
(800) 930-3828         http://www.kineticsfunds.com

   By Mail:
   Kinetics Mutual Funds, Inc.
   c/o Firstar Mutual Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701

   SEC:
   You may review and obtain copies of Kinetics Mutual Funds, Inc. information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.
                                                    1940 Act File No. 811-09303

                                                                   NO LOAD CLASS























               May 1, 2001 PROSPECTUS www.kineticsfunds.com



               [LOGO] The Kinetics GOVERNMENT MONEY MARKET Fund


                   A series of Kinetics Mutual Funds, Inc.


                      [LOGO] Kinetics Mutual Funds, Inc.





















THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    TABLE OF CONTENTS

 2        Investment Objective, Principal Investment Strategies and
          Principal Risks
     -----------------------------------------------------------------
 3        Performance of the Money Market Fund
     ------------------------------------------------
 4        Fees and Expenses of the Money Market Fund
     ------------------------------------------------------
 5        Management of the Fund and the Portfolio
     ---------------------------------------------------
 5        Valuation of Fund Shares
     --------------------------------
 6        How to Purchase Shares
     -------------------------------
 7        How to Redeem Shares
     -----------------------------
 9        Exchange Privilege
     -------------------------
 10       Distributions and Taxes
     -------------------------------
 11       Distribution of Shares
     -----------------------------
 12       Unique Characteristics of Master/Feeder Fund Structure
     -----------------------------------------------------------------
 12       Counsel and Independent Accountants
     ----------------------------------------------
 13       Financial Highlights
     ---------------------------

                                               [KINETICS MUTUAL FUNDS INC. LOGO]

 Prospectus
This Prospectus provides vital
 information about the
 Fund. For your own benefit
 and protection, please read
 it before you invest, and
 keep it on hand for future reference.

 INVESTMENT ADVISER
 Kinetics Asset Management, Inc.

 MINIMUM INITIAL INVESTMENT
 $1,000

 May 1, 2001

-------------------------------------------------------

  THE KINETICS GOVERNMENT MONEY MARKET FUND (the
  "Fund") is a no-load, diversified investment company which, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in The
  Kinetics Government Money Market Portfolio (the
  "Portfolio"), a series of Kinetics Portfolios Trust, a Delaware business trust. The Portfolio is a no-load diversified investment company which seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see
  "Unique Characteristics of Master/Feeder Fund
  Structure" on page 12.

   WHO MAY WANT TO INVEST
  ----------------------------------------------------

  The Fund may be appropriate for people who:

  - want to save money rather than "invest"

  - require stability of principal

  - prefer to receive income with relatively fewer risks

  An investment in the Fund is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund and the Portfolio each seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

    INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

  ------------------------------------------------------------------------------

   -------------------------
   Investment Objective

   The investment objective of the Fund is to provide current income consistent with the preservation of capital and maintenance of liquidity.

   -------------------------
   Investment Strategies

   The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio invests substantially all of its net assets in high quality, U.S. dollar-denominated short-term obligations that have been determined by the investment adviser, subject to the approval of the Portfolio's Board of Trustees, to present minimal credit risk. The Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations ("U.S. Government Securities"). U.S. Government Securities include direct obligations of the U.S. Treasury, such as Treasury Bills, Treasury Notes and Treasury Bonds. The Portfolio and the Fund each seek to maintain a constant $1.00 net asset value per share.

   U.S. Government Securities are high quality instruments guaranteed as to principal and interest and issued by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States however. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by the discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

   Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than do obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Portfolio's investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of the Portfolio's investments in these securities.

   Under a repurchase agreement, the Portfolio purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate premium during the Portfolio's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Portfolio may enter into repurchase agreements with banks that are members of Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. The investment adviser monitors the creditworthiness of each firm that is a party to a repurchase agreement with the Portfolio.

   -------------------
   Fund Structure

   The Portfolio has an investment objective identical to that of the Fund. The Fund may withdraw its investment from the Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Fund or retaining an investment adviser including, the current investment adviser, to manage the Fund's assets directly.

   ---------------------------------
   Principal Risks of the Fund

   The principal risks of investing in the Fund and, indirectly, the Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Fund, the Portfolio and your investment:

   -----------------------
   Interest Rate Risks

   The rate of income will vary from day to day depending on short-term interest rates. It is possible that a major change in interest rates could cause the value of your investment to decline. The values of the obligations held by the Portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the investment policies of the Fund and Portfolio are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful.

   ----------------
   Credit Risks

   Changes in the credit quality rating or changes in an issuer's financial condition can also affect the Portfolio. A default on a security held, or a repurchase agreement entered into, by the Portfolio could cause the value of your investment in the Fund to decline.

   ---------------------------------
   Repurchase Agreement Risks

   One of the risks of investing in repurchase agreements is that the seller may not repurchase the securities from the Portfolio, which may result in the Portfolio selling the security for less than the price agreed upon with the seller. Another risk of repurchase agreements is that the seller may default or file for bankruptcy under which circumstances the Portfolio might have to wait through lengthy court actions before selling the securities. In the event of a default or bankruptcy by the seller, the Portfolio will liquidate those securities held under the repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the securities.

    PERFORMANCE OF THE MONEY MARKET FUND

 -------------------------------------------------------------------------------

   Because the Money Market Fund and its corresponding Portfolio have had investment operations for less than a full calendar year, there is no performance information available for this Fund or Portfolio at this time. To receive up-to-date yield information, please call (800) 930-3828.

    FEES AND EXPENSES OF THE MONEY MARKET FUND

 -------------------------------------------------------------------------------

   As an investor, you pay certain fees and expenses if you buy and hold shares of the Money Market Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

   FEE TABLE(1)

 -------------------------------------------------------------------------------

    SHAREHOLDER TRANSACTION EXPENSES(2)                  NO LOAD
    (fees paid directly from your investment)              CLASS
    ------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price)                   None
    ------------------------------------------------------------
    Maximum Deferred Sales Charge (Load)
      (as a percentage of offering price)                   None
    ------------------------------------------------------------
    Maximum Sales Charge (Load) on Reinvested Dividends     None
    ------------------------------------------------------------
    Redemption Fee (as a percentage of amount redeemed,
      if applicable)                                        None
    ------------------------------------------------------------
    Exchange Fee(3)                                         None
    ------------------------------------------------------------
    Maximum Account Fee(4)                                  None
    ------------------------------------------------------------
    ------------------------------------------------------------
    ESTIMATED ANNUAL OPERATING EXPENSES                  NO LOAD
    (expenses deducted from Fund assets)                   CLASS
    ------------------------------------------------------------
    Management Fees(5)                                     0.50%
    Distribution (Rule 12b-1) Fees                          None
    Other Expenses                                         0.93%
    ------------------------------------------------------------
    Total Annual Fund Operating Expenses                   1.43%
    ------------------------------------------------------------

   1. This fee table reflects the aggregate expenses of the Money Market Fund and the proportionate share of the Money Market Portfolio allocated to the Money Market Fund.

   2. You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Money Market Fund and any other series of Kinetics Mutual Funds, Inc.

   3. The Money Market Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.

   4. IRA accounts are assessed a $12.50 annual fee.

   5. The management fees paid by the Money Market Fund reflect the proportionate fees allocated to the Money Market Fund from the Money Market Portfolio for investment advisory services.

   EXAMPLE
   ----------------------------------------------------------------------------

   This Example is intended to help you compare the cost of investing in the No Load class shares of the Money Market Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in No Load class shares of the Money Market Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Money Market Fund's operating expenses remain the same.

   Although your actual costs may be higher or lower, based on these assumptions your cost for the Money Market Fund would be:

                                      1 YEAR    3 YEARS   5 YEARS   10 YEARS
    ------------------------------------------------------------------------
    No Load Class                      $146      $452      $782      $1,713
    ------------------------------------------------------------------------

    MANAGEMENT OF THE FUND AND THE PORTFOLIO

 -------------------------------------------------------------------------------

   -----------------------
   Investment Adviser

   The Portfolio's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605. The investment adviser conducts investment research and supervision for the Portfolio and is responsible for the purchase and sale of securities for the Portfolio's assets. The investment adviser receives an annual fee from the Portfolio for its services of 0.50% of the Portfolio's average daily net assets. The investment adviser has entered into a Research Agreement with Horizon Asset Management, Inc. ("Horizon Asset Management"), a New York based investment management and research firm, for which it is responsible for the payment of all fees owing to Horizon.

   Peter B. Doyle is the Chief Investment Strategist for the Portfolio. Steven
   R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual fund and financial services industries. Lee Schultheis is the Chief Operating Officer of Kinetics. Mr. Schultheis has more than 20 years of experience in the mutual fund and financial services industries.

    VALUATION OF FUND SHARES

 -------------------------------------------------------------------------------

   Shares of the Fund are sold at net asset value per share ("NAV"), which is determined by the Fund as of 12:00 p.m. Eastern time, each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities / # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily. The NAV of the Portfolio is calculated in an identical manner as that of the Fund.

   The Portfolio will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the Portfolio and the Fund of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.

    HOW TO PURCHASE SHARES

 -------------------------------------------------------------------------------

   ---------------
   In General

   Shares of the Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. A service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear due to insufficient funds.

   ---------------------------
   Investing by Telephone

   If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

   The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of the Fund's shares.

   --------------------------------
   Automatic Investment Plan

   Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

   To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

   ----------------------
   Purchase By Mail

   To purchase Fund shares by mail, simply complete and sign the New Account Application Form and mail it, along with a check or money order made payable to The Kinetics Government Money Market Fund c/o Kinetics Mutual Funds, Inc., to:


    Regular Mail                    Overnight or Express Mail
    ------------------------------------------------------------
    Kinetics Mutual Funds, Inc.     Kinetics Mutual Funds, Inc.
    The Kinetics Government         The Kinetics Government
    Money Market Fund               Money Market Fund
    c/o Firstar Mutual Fund         c/o Firstar Mutual Fund
    Services, LLC                   Services, LLC
    P.O. Box 701                    615 East Michigan Street,
    Milwaukee, WI 53201-0701        3rd Floor
                                    Milwaukee, WI 53202

   ----------------------
   Purchase By Wire

   Before wiring any funds please call (800) 930-3828 to notify the Fund that the wire is coming and to verify the proper wire instructions so that the wire is properly credited when received. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

-   Wire to:               Firstar Bank, N.A.
-   ABA Number:            0420-00013
-   Credit:                Firstar Mutual Fund Services, LLC
-   Account:               112-952-137
-   Further Credit:        Kinetics Mutual Funds, Inc.
                           The Kinetics Government Money Market
                           Fund
                           (Shareholder Name/Account Registration)
                           (Shareholder Account Number)

   Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

   ----------------------------
   Subsequent Investments

   You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify the Fund at
   (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

   -------------------------------------
   Individual Retirement Accounts

   You may invest in the Fund by establishing a tax-sheltered individual retirement account. The Fund offers Traditional IRA, Roth IRA, and Educational IRA accounts. For additional information on IRA options, please call (800) 930-3828.

   ------------------------------------------
   Investing Through Brokers or Agents

   You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.

    HOW TO REDEEM SHARES
 -------------------------------------------------------------------------------

   ---------------
   In General

   You may redeem part or all of the Fund's shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

   The Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Please note, however, that when a purchase order has been made by check, or ACH purchase, the Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

   Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

   ------------------------
   Written Redemption

   You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:


Regular Mail                    Overnight or Express Mail
------------------------------------------------------------
Kinetics Mutual Funds, Inc.     Kinetics Mutual Funds, Inc.
The Kinetics Government         The Kinetics Government
Money Market Fund               Money Market Fund
c/o Firstar Mutual Fund         c/o Firstar Mutual Fund
Services, LLC                   Services, LLC
P.O. Box 701                    615 East Michigan Street,
Milwaukee, WI 53201-0701        3rd Floor
                                Milwaukee, WI 53202

   Requests for redemption in "good order" must:

   - indicate the name of the Fund,

   - be signed exactly as the shares are registered, including the signature of each owner,

   - specify the number of shares or dollar amount to be redeemed,

   - indicate your account registration number, and

   - include your social security number or tax identification number.

   --------------------------
   Telephone Redemption

   If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100 by instructing the Fund by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

   Note: Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

   - that you correctly state your Fund account number

   - the name in which your account is registered

   - the social security or tax identification number under which the account is registered

   - the address of the account holder, as stated in the New Account Application Form

   ---------------------
   Wire Redemption

   Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

   -----------------
   Checkwriting

   On your New Account Application Form, you may select the option to receive a checkbook so that you can redeem shares by writing checks against your Fund account. If you select to use the checkwriting privilege, the initial book will be given to you at no additional charge. There will be a $5 charge for any subsequent books. Checks may be made payable in the amount of $250 or more. Any checks drawn on a joint account will only require one signature. There is a $25 charge for stopping payment of a check upon your request, or if the transfer agent cannot honor a check due to insufficient funds or other valid reason.

   ---------------------------------
   Systematic Withdrawal Plan

   If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually). Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. The minimum systematic withdrawal amount is $100.

   ----------------------------------------------
   The Fund's Right to Redeem an Account

   The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of the Fund or unless the shareholder is an active participant in the AIP. The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder's account.

   --------------------
   IRA Redemption

   If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

    EXCHANGE PRIVILEGE
 -------------------------------------------------------------------------------

   You can exchange your shares in the Money Market Fund for like shares of any other Fund offered by the Company (e.g., No Load class for No Load class shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day's closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

   Notwithstanding the above, Advisor class A shares of the Company's other Funds may exchange into and out of the No Load class of the Money Market Fund because the Money Market Fund does not offer Advisor class A shares. In all cases, shareholders will be required to pay a sales charge only once.

   Call (800) 930-3828 to learn more about the other mutual funds or classes offered by the Company and about exercising your exchange privilege.

    DISTRIBUTIONS AND TAXES
 -------------------------------------------------------------------------------

   -----------------
   Distributions

   Distributions to shareholders of the Fund are generally paid in additional shares of the Fund, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive all of your distributions in cash.

   The Fund will ordinarily declare dividends from net investment income on a daily basis and distribute those dividends monthly. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income reinvested or paid in cash to the shareholder during the calendar year.

   If you select cash distributions and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the Fund and your election will be converted to the purchase of additional shares.

   ---------
   Taxes

   The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund will generally be relieved of Federal income tax on its investment company taxable income. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

   Distributions from investment company taxable income are taxable to shareholders as ordinary income. The tax treatment of distributions treated as ordinary income will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

   An exchange is not a tax-free transaction. An exchange of shares pursuant to the Fund's exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes and you will realize a capital gain or loss.

   On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

    DISTRIBUTION OF SHARES
 -------------------------------------------------------------------------------

   ---------------
   Distributor

   Kinetics Funds Distributor, Inc., an affiliate of Kinetics, 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605, is the distributor for the shares of the Funds. Kinetics Funds Distributor, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

   ---------------------------------
   Shareholder Servicing Agent

   Kinetics is also responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Fund. For this service, Kinetics receives an annual shareholder servicing fee from the Fund equal to 0.25% of the Fund's average daily net assets.

   ------------------------
   Fund Administrator

   Kinetics also serves as Administrator to the Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.05% of the Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

   -------------------------------------------------------------------------
   Custodian, Transfer Agent, Dividend Disbursing Agent and Fund
   ---------------
   Accountant

   Firstar Bank, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar, the Fund's
   Sub-Administrator, also acts of the Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

    UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE
 -------------------------------------------------------------------------------

   Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in a corresponding Portfolio, a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this prospectus.

   In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses. However, other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences would result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in return are also present in other mutual fund structures.

   Smaller funds investing in the Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from the Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, the possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio.

   Certain changes in the Portfolio's objective, policies or restrictions might require the Company to withdraw the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

   The SAI contains more information about the Fund, the Master/Feeder Fund Structure and the types of securities in which the Fund may invest.

    COUNSEL AND INDEPENDENT ACCOUNTANTS
 -------------------------------------------------------------------------------

   Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, has been selected as independent accountants for the Fund for the year ending December 31, 2001.

    FINANCIAL HIGHLIGHTS
 -------------------------------------------------------------------------------

   The financial highlights table set forth below is intended to help you understand the Fund's financial performance for its period of operations. Most of the information reflects financial results with respect to a single Fund share. The total returns in the table represents the rates that an investor would have earned (or lost) on an investment in the Money Market Fund (assuming reinvestment of all dividends and distributions). The financial information provided for the period has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements that are included in the Fund's annual report, is available upon request.

   THE KINETICS GOVERNMENT MONEY MARKET FUND
  ------------------------------------------------------------------------------

                                                          February 3, 2000(1)
                                                                through
                                                           December 31, 2000
    --------------------------------------------------------------------------
    PER SHARE DATA(2)
    Net asset value beginning of period                   $               1.00
    Net investment income (loss)                                          0.04
    Net gains or losses on securities (both realized and
      unrealized)                                                           --
    --------------------------------------------------------------------------
    Total from investment operations                                      0.04
    Dividends (from net investment income)                              (0.04)
    Distributions (from capital gains)                                      --
    --------------------------------------------------------------------------
    Total distributions                                                 (0.04)
    Net asset value end of period                         $               1.00
    Total Return                                                         4.20%(3)
    --------------------------------------------------------------------------
    SUPPLEMENTAL DATA AND RATIOS
    Net assets, end of period (000's)                     $             21,532
    --------------------------------------------------------------------------
    Gross ratio of expenses to average net assets
      (excluding waivers)                                                1.43%(4)
    Net ratio of expenses to average net assets                          1.25%(4)
    Gross ratio of net income (loss) to average net
      assets (excluding waivers)                                         4.61%(4)
    Net ratio of net income (loss) to average net assets                 4.79%(4)
    Portfolio turnover rate                                                N/A

   1. Commencement of operations.

   2. Information presented relates to a share of capital stock outstanding for the entire period.

   3. Not Annualized.

   4. Annualized.

   KINETICS MUTUAL FUNDS, INC.
   THE KINETICS GOVERNMENT MONEY MARKET FUND
   ----------------------------------------------------------------------------

    Investment Adviser,             Kinetics Asset Management, Inc.
    Administrator,                  1311 Mamaroneck Avenue
    and Shareholder Servicing Agent White Plains, NY 10605
    Legal Counsel                   Spitzer & Feldman P.C.
                                    405 Park Avenue
                                    New York, NY 10022
    Independent Accountants         PricewaterhouseCoopers LLP
                                    100 East Wisconsin Avenue,
                                    Suite 1500
                                    Milwaukee, WI 53202
    Transfer Agent, Fund            Firstar Mutual Fund Services,
    Accountant,                     LLC
    and Sub-Administrator           615 East Michigan Street
                                    Milwaukee, WI 53202
    Custodian                       Firstar Bank, N.A.
                                    615 East Michigan Street
                                    Milwaukee, WI 53202

   You may obtain the following and other information on the Fund free of charge:

   Statement of Additional Information (SAI) dated April 26, 2001

   The SAI of the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

   Annual and Semi-Annual Report
   The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

Telephone:             By Internet:
(800) 930-3828         http://www.kineticsfunds.com

   Mail:
   Kinetics Mutual Funds, Inc.
   c/o Firstar Mutual Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701

   SEC:
   You may review and obtain copies of Kinetic Mutual Funds information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                                                    1940 Act File No. 811-09303

                                                     No Load and Advisor Classes

                           KINETICS MUTUAL FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION


                                 April 26, 2001



                                The Internet Fund
                                The Internet Infrastructure Fund
                                The Internet Emerging Growth Fund
                                The Internet Global Growth Fund
                                The New Paradigm Fund
                                The Medical Fund
                                The Energy Fund
                                The Small Cap Opportunities Fund
                                The Middle East Growth Fund
                                The Asia Technology Fund
                                The Kinetics Government Money Market Fund

Each of the series (individually, a "Fund" and collectively, the "Funds") of Kinetics Mutual Funds, Inc. is in a master/feeder fund structure. Each Fund is a feeder fund to a corresponding series (individually, a "Portfolio" and collectively, the "Portfolios") of the Kinetics Portfolios Trust. Unlike many other investment companies that directly acquire and manage their own portfolios of securities, the Funds seek their investment objective by investing all of their investable assets in their corresponding Portfolios. Each Portfolio (except for the Kinetics Government Money Market Portfolio) is an open-end, non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of their respective feeder Fund. The Kinetics Government Money Market Portfolio is an open-end, diversified investment company with investment objectives and strategies identical to those of its Fund.


This Statement of Additional Information ("SAI") provides general information about each of the Funds and the Portfolios. This SAI is not a prospectus and should be read in conjunction with the Funds' current No Load Prospectus dated May 1, 2001 or Advisor Classes Prospectus dated April 26, 2001, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectuses, please write or call the Funds at the address or telephone number below. To obtain a copy of the Prospectus and SAI of the Portfolios dated May 1, 2001 providing general information about the Portfolios, which is incorporated hereto by reference, please write or call the Portfolios at the address or telephone number shown below.


KINETICS MUTUAL FUNDS, INC.
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI  53201-0701
PHONE: (800) 930-3828

The audited financial statements of the Funds for the fiscal year ended December 31, 2000 are incorporated by reference to the Funds' 2000 Annual Report filed with the Securities and Exchange Commission.

                                                     No Load and Advisor Classes




                                TABLE OF CONTENTS

GENERAL INFORMATION ABOUT KINETICS MUTUAL FUNDS, INC......................................................1
DESCRIPTION OF THE FUNDS..................................................................................3
INVESTMENT RESTRICTIONS...................................................................................5
INVESTMENT POLICIES AND ASSOCIATED RISKS..................................................................8
TEMPORARY INVESTMENTS.....................................................................................15
PORTFOLIO TURNOVER........................................................................................16
MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS................................................................18
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................................................21
INVESTMENT ADVISERS.......................................................................................25
SHAREHOLDER SERVICING.....................................................................................27
ADMINISTRATIVE SERVICES...................................................................................28
DISTRIBUTOR...............................................................................................28
DISTRIBUTION PLANS........................................................................................29
CUSTODIAN.................................................................................................30
VALUATION OF SHARES.......................................................................................30
PURCHASING SHARES.........................................................................................31
REDEMPTION OF SHARES......................................................................................34
BROKERAGE.................................................................................................34
TAXES.....................................................................................................36
PERFORMANCE INFORMATION...................................................................................37
INDEPENDENT AUDITORS......................................................................................39
FINANCIAL STATEMENTS......................................................................................39
APPENDIX..................................................................................................40

GENERAL INFORMATION ABOUT KINETICS MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

Kinetics Mutual Funds, Inc. (the "Company") is a Maryland corporation, established on March 26, 1999. The Company is comprised of several series of mutual funds, all of which are open-end investment companies. Kinetics Portfolios Trust (the "Trust") is a Delaware business trust, established on March 14, 2000. The Trust is comprised of several series of mutual funds, all of which are open-end investment companies with investment objectives and strategies identical to that of the individual Funds of the Company. The Funds and Portfolios are set up in a master/feeder fund structure where each Fund is a "feeder" fund that invests all of its investable assets in a corresponding "master" Portfolio. The principal business office for the Company and the Trust is located at 1311 Mamaroneck Avenue, White Plains, New York, 10605.

CAPITALIZATION

The authorized capitalization of the Company consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Funds. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

The authorized capitalization of the Trust consists of an unlimited number of beneficial interests with no par value. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolios. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Voting rights are non-cumulative.

TITLE AND DESCRIPTION OF SHARE CLASSES


The Company and the Trust each currently consist of 11 series. Under the Articles of Incorporation and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, each Fund is permitted to offer several classes of shares as follows: No Load, Advisor A, Advisor B and Advisor C classes. Advisor A class shares are subject to a front-end sales load as described in the prospectus and a Rule 12b-1 fee. Advisor B class shares are subject to a contingent deferred sales load as described in the prospectus and a Rule 12b-1 fee. Advisor C class shares are subject to a contingent deferred sales load as described in the prospectus and a Rule 12b-1 fee. The table below lists the Funds together with their share classes and corresponding Portfolio. The Kinetics Government Money Market Fund is the only Fund that does not offer Advisor A class shares.



---------------------------------------------------------------------------------------------------------------
Feeder Funds with No Load and Advisor Classes                     Master Portfolios
---------------------------------------------------------------------------------------------------------------
The Internet Fund - No Load, A, B, C                              The Internet Portfolio
The Internet Infrastructure Fund - No Load, A, B, C               The Internet Infrastructure Portfolio
The Internet Emerging Growth Fund - No Load, A, B, C              The Internet Emerging Growth Portfolio
The Internet Global Growth Fund - No Load, A, B, C                The Internet Global Growth Portfolio
The New Paradigm Fund - No Load, A, B, C                          The New Paradigm Portfolio
The Medical Fund - No Load, A, B, C                               The Medical Portfolio
The Energy Fund - No Load, A, B, C                                The Energy Portfolio
The Small Cap Opportunities Fund - No Load, A, B, C               The Small Cap Opportunities Portfolio
The Middle East Growth Fund - No Load, A, B, C                    The Middle East Growth Portfolio
The Asia Technology Fund - No Load, A, B, C                       The Asia Technology Portfolio

---------------------------------------------------------------------------------------------------------------
Feeder Funds with No Load and Advisor Classes                     Master Portfolios
---------------------------------------------------------------------------------------------------------------
The Kinetics Government Money Market Fund                         The Kinetics Government Money
                            - No Load, B, C                       Market Portfolio
---------------------------------------------------------------------------------------------------------------




All classes are sold primarily to individuals who purchase shares through Kinetics Funds Distributor, Inc. The expenses incurred pursuant to the Rule 12b-1 Plan will be borne solely by Advisor Class A, B and C shares of the applicable Funds and constitute the only expenses allocated to one class and not the other.


RIGHTS OF EACH SHARE CLASS


Each share of the common stock of a Fund is entitled one vote in electing Directors and other matters that may be submitted to shareholders for a vote. All shares of all classes of each Fund in the Company have equal voting rights. However, matters affecting only one particular Fund or class, can be voted on only by shareholders in that Fund or class. Only shareholders of Advisor Class A, B or C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such class. All shareholders are entitled to receive dividends when and as declared by the Directors from time to time and as further discussed in the prospectuses.


MASTER/FEEDER FUND STRUCTURE

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Funds invest all of their investable assets in the corresponding Portfolios. Accordingly, a shareholder's interest in a Portfolio's underlying investment securities is indirect. In addition to selling a beneficial interest to the Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in a Portfolio on the same terms and conditions and would pay a proportionate share of a Portfolio's expenses. However, other mutual fund or institutional investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than a Fund. Shareholders of a Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of a Portfolio. Such differences in return are also present in other mutual fund structures. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in a Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. The Master/Feeder Fund Structure may also allow each Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Funds stabilizing their expenses or achieving greater operational efficiencies.

The Funds' methods of operation and shareholder services are not materially affected by their investment in the Portfolios, except that the assets of the Funds are managed as part of a larger pool of assets. Since the Funds invest all of their assets in the respective Portfolios, they hold only beneficial interests in the Portfolios; the Portfolios invest directly in individual securities of other issuers. The Fund otherwise continues its normal operation. Each Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of each Fund.

Certain changes in a Portfolio's objective, policies and/or restrictions may require the Company to withdraw the Fund's interest in the Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio. The Company's Board of Directors retains its right to withdraw any of the Fund's investments from the Portfolios at any time it determines that such withdrawal would be in the best interest of the Fund's shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

Smaller funds investing in the Portfolios may be materially affected by the actions of larger funds investing in the Portfolios. For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolios may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds that have large or institutional investors.

Funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of a Portfolio. Whenever the Company is requested to vote on matters pertaining to a Portfolio, the Company will hold a meeting of shareholders of the corresponding Fund and will cast all of its votes in the Portfolio in the same proportion as the Fund's shareholders. Shares of a Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------

The investment objectives listed below are fundamental objectives and therefore cannot be changed without the approval of shareholders.

THE INTERNET FUNDS

The INTERNET FUND, INTERNET INFRASTRUCTURE FUND, INTERNET EMERGING GROWTH FUND and INTERNET GLOBAL GROWTH FUND are all non-diversified funds with the same primary investment objective of long-term growth of capital. The Funds are designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Funds seek to achieve their investment objective by investing all of their investable assets in the respective Portfolios. Except during temporary defensive periods, each Portfolio invests at least 65% of its total assets in securities of companies that provide products or services designed for the Internet. The Funds should not be used as a trading vehicle.

THE NEW PARADIGM FUND

The NEW PARADIGM FUND is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in securities of domestic and foreign companies with business models that stand to benefit from the utilization and growth of the Internet. This Fund should not be used as a trading vehicle.

THE MEDICAL FUND

The MEDICAL FUND is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in securities of domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. This Fund should not be used as a trading vehicle.

THE ENERGY FUND

The ENERGY FUND is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary, defensive periods, at least 65% of the Portfolio's total assets will be invested in securities of domestic and foreign companies engaged in the field of energy generation, exploration, distribution, equipment development and a range of alternative energy-related disciplines. This Fund should not be used as a trading vehicle.

THE SMALL CAP OPPORTUNITIES FUND

The SMALL CAP OPPORTUNITIES FUND is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary, defensive periods, at least 65% of the Portfolio's total assets will be invested in securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments. This Fund should not be used as a trading vehicle.

THE MIDDLE EAST GROWTH FUND

The MIDDLE EAST GROWTH FUND is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary, defensive periods, at least 65% of the Portfolio's total assets will be invested in securities of foreign and U.S. companies that are engaged in business activities in the Middle East and Islamic countries. This Fund should not be used as a trading vehicle.

THE ASIA TECHNOLOGY FUND

The ASIA TECHNOLOGY FUND is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary, defensive periods, at least 65% of the Portfolio's total assets will be invested, without regard to size or industry, in the equity securities of Asian companies that the portfolio manager believes will benefit significantly from technological advances or improvements. Such companies may use technology extensively in the development of new or improved products or processes or, alternatively, may benefit from the commercialization of technological advances, although they may not be involved in research and development. The Portfolio may also, from time to time, utilize certain derivatives for hedging purposes and/or direct investment. This Fund should not be used as a trading vehicle.

Under normal circumstances, the Portfolio will invest in at least three different Asian countries. The Portfolio considers Asian companies to include companies that are organized under the laws of any country in the Asian region other than Australia and New Zealand, including the Sri Lanka, Hong Kong, Pakistan, Japan, Thailand, Malaysia, Brunei, China, Cambodia, Taiwan, India, Indonesia, South Korea, the Philippines, Singapore, Vietnam and Myanmar. The Portfolio also considers companies to be Asian if UOB Global Capital LLC, the Portfolio's sub-adviser, determines that they: (a) derive at least 50% of their revenues from goods produced or sold, investments made or services performed in or with one or more of the Asian countries; (b) maintain at least 50% of their assets in one or more Asian countries; or (c) have securities that are traded principally on the stock exchange in an Asian country.

THE KINETICS GOVERNMENT MONEY MARKET FUND

The KINETICS GOVERNMENT MONEY MARKET FUND is a diversified fund with a primary investment objective providing current income consistent with the preservation of capital and maintenance of liquidity. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio invests primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. The Portfolio seeks to achieve its investment objective as set forth in this SAI in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940 ("1940 Act"). In particular, the Portfolio will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Portfolio will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by any nationally recognized statistical rating organization (NRSRO) according to Rule 2a-7. The Portfolio may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

Unless otherwise noted, the Funds and the Portfolios have adopted and are subject to substantially identical fundamental investment restrictions. The investment restrictions of the Funds may be changed only with the approval of the holders of a majority of the Funds' outstanding voting securities. The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolios' outstanding voting securities. As used in this SAI, "a majority of a Fund's (or Portfolio's) outstanding voting securities" means the lesser of (1) 67% of the shares of common stock/beneficial interest of the Fund/Portfolio represented at a meeting at which more than 50% of the outstanding shares are present, or (2) more than 50% of the outstanding shares of common stock/beneficial interest of the Fund/Portfolio.


1. The Funds/Portfolios will not act as underwriter for securities of other issuers.

2. The Funds/Portfolios will not make loans except as permitted under the securities lending restrictions as stated in the prospectus.

3. With respect to 50% of its total assets, the Funds/Portfolios will not invest in the securities of any issuer if as a result the Funds/Portfolios hold more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer. This investment restriction shall not apply to the Funds. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in the respective Portfolios.

4. The Funds/Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of their total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Funds may enter into futures contracts and related options.

5. The Funds/Portfolios will not invest more than 10% of the value of their total net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in the respective Portfolios.

6. The INTERNET FUND/PORTFOLIO, INTERNET INFRASTRUCTURE FUND, INTERNET EMERGING GROWTH FUND/PORTFOLIO and INTERNET GLOBAL GROWTH FUND will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Funds'/Portfolios total net assets would be invested in the securities of such industries. Except during temporary defensive periods, at least 65% of the Funds'/Portfolios total net assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in their respective Portfolios.

7. The NEW PARADIGM FUND/PORTFOLIO will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result more than 20% of the Fund's/Portfolios total net assets would be in the securities of such industries.

8. The MEDICAL FUND/PORTFOLIO will not invest in the securities of any one industry except in domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's/Portfolios total net assets would be invested in the securities of such industry. Except during temporary defensive periods, not less than 65% of the Fund's/Portfolio's total net assets will be invested in the securities of companies engaged in the medical research, pharmaceutical and technology industries and related technology industries, generally, with an emphasis toward publicly traded entities engaged in cancer research and drug development. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

9. The ENERGY FUND/PORTFOLIO will not invest in the securities of any one industry except in domestic and foreign companies engaged in the field of energy generation, exploration of energy resources, refinement, distribution, equipment development and a range of alternative energy-related research and technologies, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total net assets would be invested in the securities of such industry. Except during temporary defensive periods, not less than 65% of the Fund's Portfolio's total net assets will be invested in the securities of companies engaged in the field of energy generation, exploration of energy resources, refinement, distribution, equipment development and a range of alternative energy-related research and technologies. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

10. The SMALL CAPITAL OPPORTUNITIES FUND/PORTFOLIO will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's/Portfolio's total net assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's/Portfolio's total net assets will be invested in the securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

11. The MIDDLE EAST GROWTH FUND/PORTFOLIO will not invest in the securities of any one industry except in foreign and U.S. companies that are engaged in business activities in the Middle East, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's if, as a result, more than 20% of the Fund's/Portfolio's total net assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's/Portfolio's total net assets will be invested in the securities of foreign and U.S. companies that are engaged in business activities in the Middle East. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

12. The ASIA TECHNOLOGY FUND/PORTFOLIO will not invest in the securities of any one industry except in Asian companies that the portfolio manager believes will benefit significantly from technological advances or improvements, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's if, as a result, more than 20% of the Fund's/Portfolio's total net assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's/Portfolio's total net assets will be invested in the securities of Asian companies that the portfolio manager believes will benefit significantly from technological advances or improvements. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

13. The Funds will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Funds/Portfolios may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.


14.  The Funds will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by a Portfolio will not constitute a violation of such limitation. However, in the event that a Portfolio's portfolio holdings in illiquid securities reaches 15% of the value of its net assets, the Adviser is authorized by the Board of Trustees to make such adjustments as necessary to reduce the holdings of illiquid securities to comply with the guidelines of paragraph number 5 above.



INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The Funds' and the corresponding Portfolios' investment policies and risks are substantially identical. The following paragraphs provide a more detailed description of the investment policies and risks of the Fund's and Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI pertain to all of the Funds and the corresponding Portfolios (except for the KINETICS GOVERNMENT MONEY MARKET FUND and corresponding Portfolio). Furthermore, unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Fund and the Board of Trustees of the Trust, respectively.

COMMON AND PREFERRED STOCK

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES

The Portfolios may invest in debt securities convertible into common stocks. Debt purchased by the Portfolios will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Portfolios (including the KINETICS GOVERNMENT MONEY MARKET PORTFOLIO) may purchase securities on a when-issued, delayed-delivery or forward commitment basis. These transactions generally involve the purchase of a security with payment and delivery due at some time in the future. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. If the seller fails to complete the sale, a Portfolio may lose the opportunity to obtain a favorable price and yield. While the Portfolios will generally engage in such when-issued, delayed-delivery and forward commitment transactions with the intent of actually acquiring the securities, a Portfolio may sometimes sell such a security prior to the settlement date.

The Portfolios may also sell securities on a delayed-delivery or forward commitment basis. If the Portfolios do so, they will not participate in future gains or losses on the security. If the other party to such a transaction fails to pay for the securities, the Portfolios could suffer a loss.

REPURCHASE AGREEMENTS - THE KINETICS GOVERNMENT MONEY MARKET FUND

The KINETICS GOVERNMENT MONEY MARKET PORTFOLIO may invest in repurchase agreements which are arrangements with banks, broker/dealers, and other recognized financial institutions to sell securities to the Portfolio and to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Portfolio or its custodian will take possession of the securities subject to the terms of the repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Portfolio, the Portfolio could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Portfolio might be delayed pending court action. The Portfolio believes that under the regular procedures normally in effect for custody of the Portfolio's assets subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Portfolio and allow retention or disposition of such securities. The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Portfolio's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

OTHER MONEY MARKET FUNDS - THE KINETICS GOVERNMENT MONEY MARKET FUND

As an efficient means of carrying out the investment policies, the KINETICS GOVERNMENT MONEY MARKET PORTFOLIO may invest in the securities of other money market funds. A disadvantage to investing in other money market funds is that they also carry certain expenses such as management fees. As a result, any investment by the Portfolio in shares of other money market funds may duplicate certain shareholder expenses.

RESTRICTED AND ILLIQUID SECURITIES

Each Portfolio may invest in a limited amount of restricted securities. Restricted securities are securities that are thinly traded or whose resale is restricted by federal securities laws. Restricted securities are any securities in which the Portfolios may invest pursuant to their investment objective and policies but which are subject to restrictions on resale under federal securities laws.

FIXED-INCOME SECURITIES

The fixed-income securities in which the Portfolios may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Portfolios may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Portfolios are not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Portfolios' purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolios from the risk that the fixed-income securities in which the Portfolios invest will decline in value. Credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Portfolios have more than 5% of their respective total assets invested in any fixed-income securities that are unrated or rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Portfolios may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADRs comprised of foreign securities.

         Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolios and that may ultimately be available for distribution to the Portfolios' and Funds' shareholders.

DERIVATIVES

BUYING CALL AND PUT OPTIONS. The Portfolios may purchase call options. Such transaction may be entered into in order to limit the risk of a substantial increase in the market price of the security that each Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.

The Portfolios may purchase put options. By buying a put, each Portfolio has the right to sell the security at the exercise price, thus limiting its risk of risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

WRITING (SELLING) CALL AND PUT OPTIONS. The Portfolios may write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as each Portfolio is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by the Portfolios give the holder the right to buy the underlying securities from the Portfolios as a stated exercise price. A call option written by the Portfolios is "covered" if the Portfolios own the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolios hold a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolios in cash and high grade debt securities in a segregated account with its custodian bank. The Portfolios may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios. The Portfolios' turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered in to a closing purchase transaction.

As a writer of an option, each Portfolio receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause each Portfolio to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of the loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to each Portfolio's ability to close out the option it has written.

Each Portfolio may write exchange-traded call options on its securities. Call options may be written on portfolio securities indices, or foreign currencies. With respect to securities and foreign currencies, the Portfolio may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Portfolio will own the underlying securities. Call option on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicated the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When each Portfolio writes a secured put option, in will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, each Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolios may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciated above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Portfolios' ability to close out the option that it has written.

The writer of an option who wishes to terminate his or her obligation may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that the Portfolios will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit the Portfolios to write another call option on the underlying security with a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit the Portfolios to use cash or proceeds from the investments. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

The Portfolios will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option. Likewise, the Portfolios will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

WRITING OVER-THE-COUNTER ("OTC") OPTIONS. The Portfolios may engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange traded options. Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information obtained from market makers. Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, the Portfolios may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote to option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The staff of the Securities and Exchange Commission has often taken the position that purchased OTC options and the assets used to "cover" written OTC options are illiquid securities. The Portfolios will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions on the liquidity of the Portfolios.

FUTURES CONTRACTS. The Portfolios may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery or cash, in most cases a Portfolio expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

Each Portfolio will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Portfolio purchases or sells a stock index futures contract, it must make a good faith deposit known as the "initial margin". Thereafter, a Portfolio may need to make subsequent deposits, known as "variation margin", to reflect changes in the level of the stock index. Each Portfolio may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 5% of a Portfolio's net assets.

To the extent a Portfolio enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations. Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

RISKS ASSOCIATED WITH OPTIONS AND FUTURES. Although the Portfolios may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of their portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, each Portfolio receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities declines, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of each Portfolio's investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of each Portfolio's investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of each Portfolio's investment securities may differ substantially from the changes anticipated by a Portfolio when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than such Portfolio's initial investment in such a contract.

Successful use of futures contracts depends upon the sub-adviser's ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market. No assurance can be given that the sub-adviser's judgment in this respect will be correct.

The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on a Portfolio's strategies for hedging its securities.

MORE ABOUT THE ASIA TECHNOLOGY FUND'S INVESTMENT IN TECHNOLOGY AND SCIENCE DRIVEN COMPANIES. The sub-adviser for the ASIA TECHNOLOGY PORTFOLIO believes that because of rapid advances in technology, science, and biotechnology, an investment in companies with business operations in these areas will offer substantial opportunities for long-term capital appreciation. Of course, prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations. Industries likely to be represented in the portfolio include the Internet, computers, networking and internetworking software, computer aided design, telecommunications, media and information services, medical devices and biotechnology. The Portfolio may also invest in the stocks of companies that should benefit from the commercialization of technological advances, although they may not be directly involved in research and development.


The technology, science, and biotechnology areas have exhibited and continue to exhibit rapid growth due to the mass adoption of the Internet, both through increasing demand for existing products and services and the broadening of the technology market. In general, the stocks of large capitalized companies that are well established in the technology market can be expected to grow with the market and will frequently be found in the Portfolio's cache of investment securities. The expansion of technology and its related industries, however, also provides a favorable environment for investment in small to medium capitalized companies. The Portfolio's investment policies are not limited to any minimum capitalization requirement and the Portfolio may hold securities without regard to the capitalization of the issuer. The sub-adviser's overall stock selection for the Portfolio is not based on the capitalization or size of the company but rather on an assessment of the company's fundamental prospects.

Companies in the rapidly changing fields of technology, science, and biotechnology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of the Portfolio's shares may be susceptible to factors affecting the technology and science areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, the Portfolio is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. The technology, science, and biotechnology areas may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.


TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the INTERNET FUND, INTERNET INFRASTRUCTURE FUND, INTERNET EMERGING GROWTH FUND, INTERNET GLOBAL GROWTH FUND and NEW PARADIGM FUND or the corresponding Portfolios may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

Due to the changing nature of the medical research, biopharmaceutical and treatment industry, the national economy and market conditions, the MEDICAL FUND or the corresponding Portfolio may, as a temporary defensive measure, invest without limitation, in short-term money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Portfolios may also hold a portion of their assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolios will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Portfolios will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Portfolios anticipate that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolios are in a temporary defensive posture.


PORTFOLIO TURNOVER
--------------------------------------------------------------------------------


In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, both the Funds and the Portfolios must distribute substantially all of their net income to shareholders generally on an annual basis. Thus, the Portfolios may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Portfolios do not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held. The table below shows the portfolio turnover rates for the past two fiscal years. Information presented below reflects activity before conversion to a master-feeder structure on April 28, 2000, Portfolio turnover will be reported at the Master Portfolio level from April 28, 2000 on forward.



-------------------------------------------------------------------------------------------------------
                                                          January 1, 2000            Fiscal Year
                                                            through                     Ended
Portfolio turnover rate for:                              April 28, 2000(1)       December 31, 1999
-------------------------------------------------------------------------------------------------------
The Internet Fund(2)                                            21%                      89%
The Internet Infrastructure Fund(3)                              4%                      N/A
The Internet Emerging Growth Fund(3)                            17%                      N/A
The Internet Global Growth Fund(3)                               4%                      N/A
The New Paradigm Fund(3)                                         5%                      N/A
The Medical Fund(4)                                              1%                       1%
The Energy Fund(5)                                              N/A                      N/A
The Small Cap Opportunities Fund(6)                              8%                      N/A
The Middle East Growth Fund(7)                                   0%                      N/A
The Asia Technology Fund(8)                                     N/A                      N/A
The Kinetics Government Money Market Fund(9)                    N/A                      N/A
-------------------------------------------------------------------------------------------------------



(1) Rates listed represent the portfolio turnover rate form January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).


(2) The Fund started operations on October 21, 1996.

(3) The Fund started operations on December 31, 1999.

(4) The Fund started operations on September 30, 1999.

(5) The Fund started operations on December 29, 2000.

(6) The Fund started operations on March 20, 2000.

(7) The Fund started operations on March 10, 2000.

(8) The Fund started operations on October 20, 2000.

(9) The Fund started operations on February 3, 2000.


------------------------------------------------------------------------------
                                                          April 28, 2000
                                                              Through
Portfolio turnover rate for:                             December 31, 2000
------------------------------------------------------------------------------
The Internet Portfolio                                          16%
The Internet Infrastructure Portfolio                           26%
The Internet Emerging Growth Portfolio                          30%
The Internet Global Growth Portfolio                            20%
The New Paradigm Portfolio                                      89%
The Medical Portfolio                                            1%
The Energy Portfolio                                            N/A
The Small Cap Opportunities Portfolio                          198%
The Middle East Growth Portfolio                                54%
The Asia Technology Portfolio                                   82%
The Kinetics Government Money Market Portfolio                  N/A
------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
--------------------------------------------------------------------------------
BOARD OF DIRECTORS/BOARD OF TRUSTEES

The management and affairs of the Funds and the Portfolios are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not "interested persons" of the Company or the Trust as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Funds' shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolios' shareholders and are governed by the laws of the State of Delaware in this regard. Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios. Officers and Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust and principal occupations over at least the last five years.


------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                      AGE        POSITION WITH THE                PRINCIPAL OCCUPATION
                                                 COMPANY AND TRUST             DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------
*Steven R. Samson                      47     President & Chairman of   President and CEO, Kinetics Asset
25 Holly Place                                the Boards                Management, Inc. (1999 to Present);
Briarcliff, NY  10510                                                   President, The Internet Fund, Inc. (1999
                                                                        to Present); Managing Director, Chase
                                                                        Manhattan Bank (1993 to 1999).
------------------------------------------------------------------------------------------------------------------
*Murray Stahl                          47     Director/Trustee          President, Horizon Asset Management, an
30 Haights Cross Road                                                   investment adviser (1994 to Present).
Chappaqua, NY  10514
------------------------------------------------------------------------------------------------------------------
Steven T. Russell                      37     Independent               Attorney and Counselor at Law, Steven
146 Fairview Avenue                           Director/Independent      Russell Law Firm (1994 to Present);
Bayport, NY 11705                             Trustee                   Professor of Business Law, Suffolk
                                                                        County Community College (1997 to
                                                                        Present).
------------------------------------------------------------------------------------------------------------------
Douglas Cohen, C.P.A.                  39     Independent               Wagner, Awerma & Strinberg, LLP
6 Saywood Lane                                Director/Independent      Certified Public Accountant (1997 to
Stonybrook, NY  11790                         Trustee                   present); Leon D. Alpern & Co. (1985 to
                                                                        1997)
------------------------------------------------------------------------------------------------------------------
William J. Graham                      39     Independent               Attorney, Bracken & Margolin, LLP (1997
856 Hampshire Road                            Director/Independent      to Present).
Bayshore, NY  11706                           Trustee                   Gabor & Gabor (1995 to 1997)
------------------------------------------------------------------------------------------------------------------
Peter B. Doyle                         38     Director/Trustee          Director and Officer, Horizon Asset
23 Montrose Road                                                        Management, Inc. (1994 to Present); Chief
Scarsdale, NY 10583                                                     Investment Strategic, Kinetics Mutual
                                                                        Funds, Inc. (1998 to Present).
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                      AGE        POSITION WITH THE                PRINCIPAL OCCUPATION
                                                 COMPANY AND TRUST             DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------
Joseph E. Breslin                      47     Independent               Senior Vice President, Marketing &
54 Woodland Drive                             Director/Independent      Sales, IBJ Whitehall Financial Group, a
Rye Brook, NY  10573                          Trustee                   financial services company (1999 to
                                                                        Present); formerly President, J.E.
                                                                        Breslin & Co., an investment management
                                                                        consulting firm (1994 to 1999).
------------------------------------------------------------------------------------------------------------------
John J. Sullivan                       69     Independent               Retired; Senior Advisor, Long Term
31 Hemlock Drive                              Director/Independent      Credit Bank of Japan, Ltd.; Executive
Sleepy Hollow, NY  10591                      Trustee                   Vice President, LTCB Trust Company.
------------------------------------------------------------------------------------------------------------------
Lee W. Schultheis                      45     Vice President &          Managing Director & COO of Kinetics
54 Kelsey Ridge Road                          Treasurer of each of      Asset Management (1999 to Present);
Freeport, ME  04032                           the Company and the       President & Director of Business
                                              Trust                     Development, Vista Fund Distributors,
                                                                        Inc. (1995 to 1999); Managing Director,
                                                                        Forum Financial Group, a mutual fund
                                                                        services company.
------------------------------------------------------------------------------------------------------------------


*   "Interested persons" as defined in the 1940 Act.

COMPENSATION


For their service as Directors of the Company and Trustees of the Trust, the Independent Directors/Independent Trustees receive an aggregate fee of $15,000 per year and $1,000 per meeting attended (including Pricing or Audit Committee Meetings), as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit Committee or Pricing Committee) receives an additional fee of $5,000 per year for his service as chairman. The "interested persons" who serve as Directors of the Company or Trustees of the Trust receive no compensation for their service as Directors or Trustees. None of the executive officers receive compensation from the Funds or the Portfolios. The following tables provide compensation information for the Directors/Trustees for the year-ended December 31, 2000.


                           KINETICS MUTUAL FUNDS, INC.

                               COMPENSATION TABLE


----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION           AGGREGATE         AGGREGATE         PENSION OR         ESTIMATED ANNUAL     TOTAL COMPENSATION
                            COMPENSATION      COMPENSATION      RETIREMENT         BENEFITS UPON        FROM FUND AND FUND
                            FROM FUNDS        FROM PORTFOLIO    BENEFITS ACCRUED   RETIREMENT           COMPLEX PAID TO
                                              TO FUND           AS PART OF FUND                         DIRECTORS**
                                                                EXPENSES
----------------------------------------------------------------------------------------------------------------------------
Steven R. Samson*               None              None              None                None                None
Chairman and Director

Murray Stahl*                   None              None              None                None                None
Director

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION           AGGREGATE         AGGREGATE         PENSION OR         ESTIMATED ANNUAL     TOTAL COMPENSATION
                            COMPENSATION      COMPENSATION      RETIREMENT         BENEFITS UPON        FROM FUND AND FUND
                            FROM FUNDS        FROM PORTFOLIO    BENEFITS ACCRUED   RETIREMENT           COMPLEX PAID TO
                                              TO FUND           AS PART OF FUND                         DIRECTORS**
                                                                EXPENSES
----------------------------------------------------------------------------------------------------------------------------
Steven T. Russell               $13,250         $7,241.28           None                None              $20,491.28
Independent Director

Douglas Cohen, CPA              $17,250         $7,241.28           None                None              $24,491.28
Independent Director

William J. Graham               $13,250         $7,241.28           None                None              $20,491.28
Independent Director

Peter B. Doyle*                  None             None              None                None                 None
Director/Trustee

Joseph E. Breslin               $13,250         $9,738.24           None                None              $22,988.24
Independent Director

John J. Sullivan                $13,250         $7,241.28           None                None              $20,491.28
Independent Director
----------------------------------------------------------------------------------------------------------------------------


*   "Interested person" as defined under the 1940 Act.

**  Includes compensation paid by Kinetics Portfolios Trust




SALES LOADS


Employees, directors or trustees of Kinetics Asset Management, Inc., Kinetics Funds Distributor, Inc., Kinetics Mutual Funds, Inc., Kinetics Portfolios Trust or any of their affiliates, and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees, directors or trustees will not have to pay a sales charge on Advisor Class A shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds as of March 31, 2001 (a "principal shareholder"). A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Principal holders are persons that beneficially own 5% or more of a Fund's outstanding shares.


CONTROL PERSONS OF THE INTERNET FUND
(No Load Shares)


------------------------------------------- ---------------------- -------------------- --------------------------------

Name and Address                                   Shares              % Ownership             Type of Ownership
------------------------------------------- ---------------------- -------------------- --------------------------------
National Financial Services Corp.               5,390,097.496            33.18%                     Record
200 Liberty Street
New York, NY  10281

Charles Schwab & Co., Inc.                      2,551,474.559            15.71%                     Record
101 Montgomery Street
San Francisco, CA  94104

National Investor Services Corp.                  851,980.285             5.25%                     Record
55 Water Street
New York, NY  10041
------------------------------------------- ---------------------- -------------------- --------------------------------

--------------------------------------------------------------------------------------------------------------------
CONTROL PERSONS OF THE INTERNET INFRASTRUCTURE FUND
(No Load Shares)

------------------------------------------ ----------------------- -------------------- --------------------------------

Name and Address                                   Shares              % Ownership             Type of Ownership
------------------------------------------ ----------------------- -------------------- --------------------------------
National Financial Services Corp.               377,917.859              22.20%                     Record
200 Liberty Street
New York, NY  10281

Charles Schwab & Co Inc.                        256,486.257              15.07%                     Record
101 Montgomery Street
San Francisco, CA  94104


CONTROL PERSONS OF THE INTERNET EMERGING GROWTH FUND
(No Load Shares)

------------------------------------------ ----------------------- -------------------- --------------------------------

Name and Address                                   Shares              % Ownership             Type of Ownership
------------------------------------------ ----------------------- -------------------- --------------------------------
National Financial Services Corp.               205,273.028              16.00%                     Record
200 Liberty Street
New York, NY  10281

Charles Schwab & Co Inc.                        120,726.568               9.41%                     Record
101 Montgomery Street
San Francisco, CA  94104

National Investor Service Corp.                  74,180.382               5.78%                     Record
55 Water Street
New York, NY 10041
------------------------------------------ ----------------------- -------------------- --------------------------------

CONTROL PERSONS OF THE INTERNET GLOBAL GROWTH FUND
(No Load Shares)

------------------------------------------ ----------------------- -------------------- --------------------------------

Name and Address                                   Shares              % Ownership             Type of Ownership
------------------------------------------ ----------------------- -------------------- --------------------------------
National Financial Services Corp.               316,825.654              19.17%                     Record
200 Liberty Street
New York, NY  10281

Charles Schwab & Co Inc.                        227,039.709              13.74%                     Record
101 Montgomery Street
San Francisco, CA  94104
------------------------------------------ ----------------------- -------------------- --------------------------------

CONTROL PERSONS OF THE NEW PARADIGM FUND
(No Load Shares)

------------------------------------------ ----------------------- -------------------- --------------------------------

Name and Address                                   Shares              % Ownership             Type of Ownership
------------------------------------------ ----------------------- -------------------- --------------------------------
National Financial Services Corp.                91,127.387              21.48%                     Record
200 Liberty Street
New York, NY  10281

Charles Schwab & Co Inc.                         43,044.458              10.15%                     Record
101 Montgomery Street
San Francisco, CA  94104
------------------------------------------ ----------------------- -------------------- --------------------------------

CONTROL PERSONS OF THE MEDICAL FUND (NO LOAD SHARES)
(No Load Shares)

------------------------------------------- ---------------------- -------------------- --------------------------------

Name and Address                                   Shares              % Ownership             Type of Ownership
------------------------------------------- ---------------------- -------------------- --------------------------------
National Financial Services Corp.                724,504,249             27.82%                     Record
200 Liberty Street
New York, NY  10281

Charles Schwab & Co., Inc.                       380,759.406             14.62%                     Record
101 Montgomery Street
San Francisco, CA  94104
------------------------------------------- ---------------------- -------------------- --------------------------------



CONTROL PERSONS OF THE ENERGY FUND (NO LOAD SHARES)



As of March 31, 2001, Kinetics Asset Management, Inc. was the holder of 100% of the Fund's outstanding shares for organizational purpose only.

------------------------------------------ ----------------------- -------------------- --------------------------------

Name and Address                                   Shares              % Ownership             Type of Ownership
------------------------------------------ ----------------------- -------------------- --------------------------------
Lawrence P. Doyle &                              9,794,319               23.32%                     Record
Karen H. Doyle
54 1/2 Fremont Road
Sleepy Hollow, NY 10591

Kinetics Asset Management, Inc.                  9,000.000               21.43%                     Record
1311 Mamaroneck Avenue
White Plains, NY 10605

Firstar Bank, N.A.                               2,365.307                5.63%                     Record
Charles Hyder IRA
7316 E. Bristol Road
Davison, MI 48423

Charles Schwab & Co., Inc.                       2,312.975                5.51%                     Record
101 Montgomery Street
San Francisco, CA 94104

------------------------------------------ ----------------------- -------------------- --------------------------------
CONTROL PERSONS OF THE SMALL CAP OPPORTUNITIES FUND
(No Load Shares)

------------------------------------------ ----------------------- --------------------- -------------------------------

Name and Address                                   Shares              % Ownership             Type of Ownership
------------------------------------------ ----------------------- --------------------- -------------------------------
National Financial Services Corp.                21,301.199               18.46%                     Record
200 Liberty Street
New York, NY 10281

National Investor Services Corp.                 14,715.162               12.75%                     Record
55 Water Street
New York, NY 10041

Charles Schwab & Co., Inc.                       13,847.075               12.00%
101 Montgomery Street
San Francisco, CA 94104

Janney Montgomery Scott LLC                      9,422.060                8.18%                      Record
Karen Hopkins Doyle &
Lawrence P. Doyle
1801 Market Street
Philadelphia, PA 19103

Firstar Bank, N.A.                               6,467.028                5.60%                      Record
Miriam Belsky IRA
290 W End Avenue Suite 10C
New York, NY 10023

------------------------------------------ ----------------------- --------------------- -------------------------------
CONTROL PERSONS OF THE MIDDLE EAST GROWTH FUND
(No Load Shares)

----------------------------------------- ------------------------ --------------------- -------------------------------

Name and Address                                  Shares               % Ownership             Type of Ownership
----------------------------------------- ------------------------ --------------------- -------------------------------
Kinetics Asset Management Inc.                    10,000.00               48.94%                     Record
1311 Mamaroneck Avenue
White Plains, NY  10605

Doyle Family Enterprise, LLC                    $ 2,290.951               11.21%                     Record
48 Gamecock Lane
Babylon, NY  11702

Charles Schwab & Co., Inc.                      $ 1,399.996                6.85%                     Record
101 Montgomery Street
San Francisco, CA 94104
----------------------------------------- ------------------------ --------------------- -------------------------------

CONTROL PERSONS OF THE ASIA TECHNOLOGY FUND
(No Load Shares)

----------------------------------------- ------------------------ --------------------- -------------------------------

Name and Address                                  Shares               % Ownership             Type of Ownership
----------------------------------------- ------------------------ --------------------- -------------------------------
Kinetics Asset Management, Inc.                23,293.827                77.56%                     Record
1311 Mamaroneck Avenue
White Plain, NY 10605
----------------------------------------- ------------------------ --------------------- -------------------------------

CONTROL PERSONS OF THE KINETICS GOVERNMENT MONEY MARKET FUND
(No Load Shares)

-------------------------------- -------------------------- -------------------------- --------------------------

Name and Address                          Shares                   % Ownership             Type of Ownership
-------------------------------- -------------------------- -------------------------- --------------------------
Mellon Bank (DE) NA                    9,347,024.750                 42.34%                     Record
135 Santilli Hwy.
Everett, MA  02149-1906

Peconic Offshore Fund Corp.            8,317,205.050                 37.68%                     Record
Montague Sterling Centre
East Bay Street
P.O. Box SS-6238
Nassau, Bahamas



MANAGEMENT OWNERSHIP

As of March 31, 2001, the officers and/or Directors of the Funds as a group own less than 1% of the outstanding shares of the Funds.

INVESTMENT ADVISERS
--------------------------------------------------------------------------------


Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolios. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 25 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Chief Operating Officer of Kinetics and has more than 21 years experience in the mutual funds and financial services industries.


On April 25, 2000, the Board of the Trustees of the Trust, on behalf of the Portfolios, re-approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolios. In either event, it must also be approved by a majority of the trustees of the Portfolio who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolios. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees.

Under the Agreement, Kinetics furnishes investment advice to the Portfolios by continuously reviewing the portfolio and recommending to the Portfolios to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Portfolios;
(2) makes specific recommendations based on the Portfolios' investment requirements;
(3) pays the salaries of those of the Portfolios' employees who may be officers or directors or employees of the investment adviser.

SUB-ADVISER

On June 20, 2000, the Board of Trustees, on behalf of the ASIA TECHNOLOGY PORTFOLIO, approved a sub-advisory agreement between the Adviser and UOB Global Capital LLC (the "sub-adviser"), pursuant to which the sub-adviser will assist it in the day-to-day management of the investment portfolio. The sub-advisory agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the trustees of the Portfolio who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. In the event that the Advisory Agreement under any circumstances, the sub-advisory agreement shall also automatically be terminated.

The sub-adviser determines which securities will be purchased, retained or sold for the ASIA TECHNOLOGY PORTFOLIO, places orders for the Portfolio and provides the investment adviser with information on international investment and economic developments.

The sub-adviser is located at 592 Fifth Avenue, Suite 602, New York, New York 10036. The sub-adviser has entered into an arrangement with its affiliate, UOB Asset Management Ltd.

(UOBAM), pursuant to which UOBAM has agreed to make available certain of its investment, operations and compliance personnel to the sub-adviser. UOBAM is located at UOB Plaza 2, 80 Raffles Place, #03-00, Singapore 048624. At December 31, 2000, together with its affiliates, the sub-adviser had discretionary management authority over approximately $2.1 billion in assets.


Under the Sub Advisory Agreement, Kinetics supervises the sub-adviser which, in turn, furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. The sub-adviser's investment decisions are made subject to the direction and supervision of the Adviser and the Board of Trustees. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees. Pursuant to the Agreement, the Adviser is responsible directly, or indirectly through the sub-adviser, for:

(1) rendering research, statistical and advisory services to the Portfolio;
(2) making specific recommendations based on the Portfolio's investment requirements; and
(3) paying the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

ADVISORY FEES


For the above services, the Funds/Portfolios have each agreed to pay to Kinetics an annual fee of 1.25% (or 0.50% in the case of the Kinetics Government Money Market Portfolio) of the Funds'/Portfolios' average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Fund/Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds. During the fiscal years ended December 31, 1998, 1999 and 2000, the Adviser was paid the following amounts:



-------------------------------------------------------------------------------------------------------
ADVISORY FEES                                             1998        1999                 2000(9)
-------------------------------------------------------------------------------------------------------
The Internet Fund(1)                                      $38,561     $6,753,133           $11,962,044
The Internet Infrastructure Fund(2)                       N/A         N/A                  $   187,429
The Internet Emerging Growth Fund(2)                      N/A         N/A                  $   108,101
The Internet Global Growth Fund(2)                        N/A         N/A                  $   215,101
The New Paradigm Fund(2)                                  N/A         N/A                  $    35,321
The Medical Fund(3)                                       N/A         $8,280               $   549,852
The Energy Fund(4)                                        N/A         N/A                  $         0
The Small Cap Opportunities Fund(5)                       N/A         N/A                  $     3,045
The Middle East Growth Fund(6)                            N/A         N/A                  $     2,344
The Asia Technology Fund(7)                               N/A         N/A                  $       579
The Kinetics Government Money Market Fund(8)              N/A         N/A                  $   125,141
-------------------------------------------------------------------------------------------------------

    (1)   The Fund started operations on October 21, 1996.
    (2)   The Fund started operations on December 31, 1999.
    (3)   The Fund started operations on September 30, 1999.
    (4)   The Fund started operations on December 29, 2000.
    (5)   The Fund started operations on March 20, 2000.
    (6)   The Fund started operations on March 10, 2000.
    (7)   The Fund started operations on October 20, 2000.
    (8)   The Fund started operations on February 3, 2000.
    (9) Fees reflect Fund expenses as well as master portfolio expenses allocated to the feeder Funds.


SUB-ADVISORY FEES


For the ASIA TECHNOLOGY PORTFOLIO, the sub-adviser's fees of 0.625% of the Portfolio's average daily net assets are paid by the investment adviser out of the Adviser's annual advisory fees. All fees are computed on the average daily closing net asset value ("NAV") of the Portfolio and are payable monthly. During the fiscal periods ended December 31, 1998, 1999 and 2000, the sub-adviser was paid the following amounts:



-------------------------------------------------------------------------------------
SUB-ADVISORY FEES                             1998       1999         2000(2)
The Asia Technology Fund(1)                   N/A        N/A          $260
-------------------------------------------------------------------------------------



     (1)  The Fund started operations on October 20, 2000.
     (2) Fees reflect The Asia Technology expenses allocated to the Asia Technology Fund.


Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Funds or by the Portfolios or by the Funds and the Portfolios jointly, as more fully described below. The Funds pay all other expenses, including:

-    fees and expenses of directors not affiliated with the Adviser;
-    legal and accounting fees;
-    interest, taxes, and brokerage commissions; and
-    record keeping and the expense of operating its offices.

SHAREHOLDER SERVICING
--------------------------------------------------------------------------------

The Adviser provides shareholder services to the Funds and receives a shareholder servicing fee from the Funds pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Funds' average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Funds. During the fiscal year ended December 31, 1999 and 2000, the Funds paid Kinetics the following amounts for shareholder servicing fees:


--------------------------------------------------------- -------------- -----------------
SHAREHOLDER SERVICING FEES                                    1999             2000
--------------------------------------------------------- -------------- -----------------
The Internet Fund(1)                                      $766,954            $ 2,391,166
The Internet Infrastructure Fund(2)                       N/A                 $    37,489
The Internet Emerging Growth Fund(2)                      N/A                 $    21,602
The Internet Global Growth Fund(2)                        N/A                 $    43,047
The New Paradigm Fund(2)                                  N/A                 $     7,035
The Medical Fund(3)                                       $1,656              $   111,795
The Energy Fund(4)                                        N/A                 $         0
The Small Cap Opportunities Fund(5)                       N/A                 $       638
The Middle East Growth Fund(6)                            N/A                 $       466
The Asia Technology Fund(7)                               N/A                 $       110
The Kinetics Government Money Market Fund(8)              N/A                 $    64,307


    (1)   The Fund started operations on October 21, 1996.
    (2)   The Fund started operations on December 31, 1999.
    (3)   The Fund started operations on September 30, 1999.
    (4)   The Fund started operations on December 29, 2000.
    (5)   The Fund started operations on March 20, 2000.
    (6)   The Fund started operations on March 10, 2000.
    (7)   The Fund started operations on October 20, 2000.
    (8)   The Fund started operations on February 3, 2000.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------


Kinetics also serves as Administrator of the Funds and the Portfolios. Under an Administrative Services Agreement with the Funds and the Portfolios, Kinetics will be entitled to receive an annual administration fee equal to 0.05% of the Funds' average daily net assets and 0.10% of the Portfolios' average daily net assets of which Kinetics will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolios by Firstar. During the fiscal year ended December 31, 2000 and 1999, the Funds paid Kinetics the following amounts for administrative services:



--------------------------------------------------------- ------------- ---------------

ADMINISTRATIVE SERVICES FEES                              1999              2000(9)
--------------------------------------------------------- ------------- ---------------
The Internet Fund(1)                                      $616,704          $1,436,197
The Internet Infrastructure Fund(2)                        N/A              $   22,492
The Internet Emerging Growth Fund(2)                       N/A              $   12,958
The Internet Global Growth Fund(2)                         N/A              $   25,809
The New Paradigm Fund(2)                                   N/A              $    4,231
The Medical Fund(3)                                        $994             $   66,322
The Energy Fund(4)                                         N/A              $        0
The Small Cap Opportunities Fund(5)                        N/A              $      371
The Middle East Growth Fund(6)                             N/A              $      281
The Asia Technology Fund(7)                                N/A              $       63
The Kinetics Government Money Market Fund(8)               N/A              $   37,550
--------------------------------------------------------- ------------- ---------------


     (1)  The Fund started operations on October 21, 1996.
     (2)  The Fund started operations on December 31, 1999.
     (3)  The Fund started operations on September 30, 1999.
     (4)  The Fund started operations on December 29, 2000.
     (5)  The Fund started operations on March 20, 2000.
     (6)  The Fund started operations on March 10, 2000.
     (7)  The Fund started operations on October 20, 2000.
     (8)  The Fund started operations on February 3, 2000.

     (9) Fees reflect Feeder Fund level expenses as well as master portfolio level expenses allocate to the Feeder Funds.



Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Funds' accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Portfolios' dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

       -  establish and maintain shareholders' accounts and records,
       -  process purchase and redemption transactions,
       -  process automatic investments of client account cash balances,
       -  answer routine client inquiries regarding the Portfolios,
       -  assist clients in changing dividend options,
       -  account designations, and addresses, and
       - providing such other services as the Portfolios may reasonably request.

DISTRIBUTOR
--------------------------------------------------------------------------------

Kinetics Funds Distributor, Inc. ("KFDI") 1311 Mamaroneck Avenue, Suite 130, White Plains,

New York 10605 is the distributor of the Funds' shares. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

DISTRIBUTION PLANS
--------------------------------------------------------------------------------


As noted in the Funds' Retail Shares prospectus, the Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the "Plans"). One Plan is for Advisor Class A shares, while the other Plan if for Advisor Classes B and C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of shares to the Distributor or other qualified recipient under the Plan. Under the second Plan, Advisor Classes B and C shares pay an annual rate of 0.75% of the average daily net asset value of shares to the Distributor. The Plans were adopted to facilitate the sale of a sufficient number of shares to allow the Funds to achieve economic viability.

The Plan for the Advisor Class A shares is a "reimbursement" Plan that provides the Company the ability to use assets of the Funds to pay KFDI and other qualified recipients (e.g. securities dealers, financial institutions and other industry professionals) to finance any activity that is principally intended to result in the sale of the Funds' shares subject to the Plan up to 0.50% of average daily net assets.

The Plan for Advisor Classes B and C shares is a "compensation" type Plan that provides the Company with the ability to use assets of the Funds to pay KFDI 0.75% of average daily net assets to finance any activity that is principally intended to result in the sale of the Funds' shares subject to the Plan.


Activities covered by both Plans include:

     -    the advertising and marketing of shares of the Funds;
     - preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and
     -    implementing and operating the Plan.

The Plans must be renewed annually by the Board of Directors, including a majority of the independent Directors who have no direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for that purpose. It is also required that the independent Directors select and nominate other independent Directors.

The Plans and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of the Funds' outstanding shares. All material amendments to the Plans or any related agreements must be approved by a vote of the independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

KFDI is required to report in writing to the Board of Directors, at least quarterly, on the amounts and purpose of any payment made under the Plans. KFDI is also required to furnish the Board of Directors with such other information as may reasonably be requested in order to enable the Directors to make an informed determination of whether the Plans should be continued.

With the exception of the Adviser and KFDI, no "interested person" of the Funds, as defined in the 1940 Act, and no Director of the Funds who is not an "interested person" has or had a direct or indirect financial interest in the Plans or any related argument.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolios. Under a Custody Agreement, Firstar Bank holds the Portfolios' assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolios' average daily net assets with a minimum annual fee of $3,000.

Firstar Bank has also serves as custodian of the shares of beneficial interest of the Portfolios held by the Funds pursuant to a Sub-Custody Agreement under which Firstar Bank is responsible for the safekeeping of the Funds' shares of beneficial interest and all necessary records and documents relating to such shares.


VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Funds are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Funds. The Funds' NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time, 12:00 p.m. for the KINETICS GOVERNMENT MONEY MARKET FUND) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolios' investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolios may use independent pricing services to assist in calculating the NAV of the Portfolio's shares.

The Portfolios' investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolios.

The KINETICS GOVERNMENT MONEY MARKET PORTFOLIO will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the Fund and the Portfolio of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Funds are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Funds. Shares of the Funds are sold at their net asset value plus any applicable sales charge. Except for the Funds themselves, only investment dealers that have an effective sales agreement with the Funds are authorized to sell shares of the Funds.


ADVISOR CLASS A SHARES - REDUCING THE SALES CHARGE

Advisor Class A shares of the Funds are sold at their net asset value plus a sales charge as described in the prospectus. Shareholders can reduce the sales charge on purchases of Advisor Class A shares by:


       - purchasing larger quantities of shares or putting a number of purchases together to obtain the discounts
       -  signing a 13-month letter of intent
       -  using the reinvestment privilege
       -  making concurrent purchases


Large Purchases and Quantity Discounts As indicated in the prospectus, the more shares a shareholder purchases, the smaller the sales charge per share. If a shareholder purchases Advisor Class A shares on the same day as his or her spouse or children under 21 purchase shares, his or her purchases will be combined in calculating the sales charges.


         Also, if shareholders later purchase additional shares of a Fund, the purchases will be added together with the amount already invested in the Fund. For example, if a shareholder already owns shares of the INTERNET FUND with a value at the current net asset value ("NAV") of $40,000. Later, the shareholder purchases $10,000 more at the current NAV. The sales charge on the additional purchase would be 4.50%, not 5.50% as shown in the prospectus. When making additional purchases, shareholders should inform the Funds in writing that they already own shares of the Fund at the time of purchasing more shares.


Signing a Letter of Intent If investors intend to purchase at least $50,000 of Advisor Class A shares over the next 13 months, they should consider signing a letter of intent to reduce the sales charge. A letter of intent includes a provision allowing the Funds to adjust the sales charge depending on the amount you actually purchase within the 13-month period. It also allows the custodian to hold the maximum sales charge (i.e., 5.50%) in shares in escrow until the purchases are completed. The shares held in escrow in the investor's account will be released when the letter of intent is fulfilled or when the 13-month period is over, whichever comes first. If the investor did not purchase the amount stated in the letter of intent, the Fund will redeem the appropriate number of escrowed shares to cover the difference in the sales charge.


         The letter of intent does not obligate the investor to purchase shares, but simply allows the investor to take advantage of the lower sales charge applicable to the total amount intended to buy. When the investor establishes a letter of intent, the balances in any of the Funds' accounts (except the money market accounts) will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The investor's prior trade prices will not be adjusted, however.


Reinvestment Privilege If Advisor Class A shares of any of the Funds have been redeemed, the investor has a one-time right, within 60 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Shareholders should inform the Funds, in writing, that they are reinvesting so that they will not be overcharged.

Concurrent Purchases Another way to reduce the sales charge is to combine purchases made at the same time in two or more of the Funds that apply sales charges. For example, if an investor invests $30,000 in Advisor Class A shares of one of the Funds, and $70,000 in Advisor Class A shares of another Fund, the sales charge would be lower. Investors should inform the Funds in writing about the concurrent purchases so that they will not be overcharged.

Broker Dealer Purchases Purchases of the Advisor Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

ADVISOR CLASS B SHARES - ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

Advisor Class B shares of the Funds are sold at their net asset value plus a contingent defined sales charges as described in the prospectuses. No CDSC will be charged for redemptions made under the following circumstances:


       -  redemptions made following death or disability (as defined by the IRS)
       - redemptions made as minimum required distributions under an IRA or other retirement plan to a shareholder who is 70 1/2 years old or older
       - involuntary redemptions made in shareholder accounts that do not have the required minimum balance

Death or Disability To receive the CDSC exemption with respect to death or disability, the Adviser or the KFDI must be notified in writing at the time of the redemption that the shareholder, or his or her executor, requests the exemption.

IRA or other Retirement Plan The exemption from the CDSC for Individual
         Retirement Accounts of other retirement plans does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment.

Involuntary Redemptions The Funds reserve the right to redeem shares of accounts with low balances (balances below $1,000). Shareholders will not be charged a CDSC for this type of involuntary redemption. See the prospectuses for more information on accounts with low balances.

EXCHANGE PRIVILEGE

Shareholders may exchange shares within the Company. To participate in the exchange privilege, shareholders must exchange shares having a net asset value of at least $1,000. Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long-term capital gains or losses on the exchange.

Shareholders may exchange shares by telephone or in writing as follows:


-        By Telephone


You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging. Exchange requests must be received before 4:00 p.m. (Eastern time) to be processed that day (except for exchanges into or out of the Asia Technology Fund which are priced based on the net asset value determined at the close of regular trading in the Asian markets on the next business day).


-        In Writing


You may send your exchange request in writing. Please provide the Fund name and account number for each of the Funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.


You may only exchange No Load shares for No Load shares, Advisor Class A shares for Advisor Class A shares, Advisor Class B shares for Advisor Class B shares and Advisor Class C shares for Advisor Class C shares.


NOTE: The Funds may modify or terminate the exchange privilege at any time. Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes. If you cannot contact your broker or bank, by telephone, you should send your request in writing via overnight mail.

STOCK CERTIFICATES AND CONFIRMATIONS
The Funds does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Funds to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS
At various times the Funds may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Funds, or participate in sales programs sponsored by the Funds. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Funds. These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS
The Funds may authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Funds' behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Funds' NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Funds directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Funds by 4:00 p.m. Eastern Time on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. Eastern Time.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:


                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828

A written request in "good order" to redeem shares must include:

       -  the shareholder's name,

       -  the name of the Fund;

       -  the account number;

       -  the share or dollar amount to be redeemed; and

       -  signatures by all shareholders on the account.



The proceeds will be wired to the bank account of record or sent to the address of record within seven days. Note that redemptions of Advisor Classes B or C shares may be subject to applicable contingent deferred sales charges.


If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

       - a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

       - a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

       - a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

       - any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

BROKERAGE
--------------------------------------------------------------------------------

The Portfolio's assets are invested by the Adviser in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Portfolio.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolio, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolio does not necessarily pay the lowest commissions available. The Board of Trustees periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolio from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account.

The Trust, on behalf of a Portfolio, may also enter into arrangements, commonly referred to as "broker/service arrangements" with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Portfolio in exchange for fund brokerage. Under a typical brokerage/service arrangement, a broker agrees to pay a portion the Portfolio's custodian, administrative or transfer agency fees, etc., and, in exchange, the Portfolio agrees to direct a minimum amount of brokerage to the broker. The Adviser, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for the Portfolio, another portfolio series of the Trust or other private accounts managed by the Adviser. If and when the Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts. The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Funds, by paying out substantially all of their investment income and realized capital gains, have been and intend to continue to be relieved of federal income tax on the amounts distributed to shareholders. To qualify as a "regulated investment company" or "RIC" under Sub-Chapter M, the Funds (which is treated separately from each other series of the Company for these purposes), must distribute to their shareholders for each taxable year at least 90% of the Funds' taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. Among these requirements are the following:

     (a) each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the disposition of foreign currencies, interest and gains from securities transactions or other income;






     (b) at the close of each quarter, (i) at least 50% of the value of the Funds' total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Funds' total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer. Each Fund (as an investor in the corresponding Portfolio) will be deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.


Each Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of the calendar year substantially all of its ordinary income for that year and capital gain net income for the one year period ending on October 31 of that year, plus certain other amounts.

Distribution of any net long-term capital gains realized by the Funds will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All net investment income distributed by the Funds, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Company's Board of Directors.

Dividends received shortly after purchase of shares by an investor will have the effect of reducing the NAV of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

Each Fund is required by federal law to withhold 31% of reportable payments (that may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Funds that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN
Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.


------------------------------------------------------------ ------------ ----------- --------------------
AVERAGE ANNUAL TOTAL RETURNS ENDED 12/31/2000                1 YEAR       3 YEARS     SINCE INCEPTION
------------------------------------------------------------ ------------ ----------- --------------------
The Internet Fund(1)                                           -51.50%        65.66%          45.48%
The Internet Infrastructure Fund(2)                            -45.70%         N/A           -45.61%
The Internet Emerging Growth Fund(2)                           -63.10%         N/A           -63.00%
The Internet Global Growth Fund(2)                             -37.82%         N/A           -37.74%
The New Paradigm Fund(2)                                       4.00%           N/A             3.99%
The Medical Fund(3)                                            57.15%          N/A            80.55%
The Energy Fund(4)                                             N/A             N/A             0.00%
The Small Cap Opportunities Fund(5)                            N/A             N/A            11.00%
The Middle East Growth Fund(6)                                 N/A             N/A           -24.40%
The Asia Technology Fund(7)                                    N/A             N/A           -15.30%
The Kinetics Government Money Market Fund(8)                   N/A             N/A             4.20%
------------------------------------------------------------ ------------ ----------- --------------------


     (1)  The Fund started operations on October 21, 1996.
     (2)  The Fund started operations on December 31, 1999.
     (3)  The Fund started operations on September 30, 1999.
     (4)  The Fund started operations on December 29, 2000.
     (5)  The Fund started operations on March 20, 2000.
     (6)  The Fund started operations on March 10, 2000.
     (7)  The Fund started operations on October 20, 2000.

     (8)  The Fund started operations on February 3, 2000.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD
Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(a-b + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

For the KINETICS GOVERNMENT MONEY MARKET FUND, yield is calculated daily based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

       - determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned form the original one share and all dividends declared on the original and any purchased shares;

       - dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

       -  multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the KINETICS GOVERNMENT MONEY MARKET FUND, the performance will be reduced for those shareholders paying those fees.

EFFECTIVE YIELD

The effective yield for the KINETICS GOVERNMENT MONEY MARKET FUND is computed by compounding the unannualized base period return by:

       -  adding 1 to the base period return;
       -  raising the sum to the 365/7th power; and
       -  subtracting 1 from the result.


OTHER INFORMATION
The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Funds may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Funds.

COMPARISON OF FUND PERFORMANCE

The performance of the Funds may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

     - S&P 500 - The S&P 500 is an index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

     - NASDAQ Composite - The NASDAQ Composite Index is a broad-based capitalization - weighted index of all NASDAQ stocks.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, serves as the Funds' independent accountants, whose services include examination of the Funds' financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The audited financial statements for the Funds are incorporated by reference to the Funds' Annual Report, for the year ended 2000, as filed with the Securities and Exchange Commission on March 9 and 2, 2001.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.